UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 3329

Variable Insurance Products Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2004

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Equity-Income Portfolio

September 30, 2004

1.808778.100

VIPEI-QTLY-1104

Investments September 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
CONSUMER DISCRETIONARY - 9.7%
Auto Components - 0.1%
TRW Automotive Holdings Corp.	611,370	$ 11,524,325
Automobiles - 0.4%
DaimlerChrysler AG	148,600	6,155,012
Toyota Motor Corp. ADR	475,900	36,349,242
		42,504,254
Hotels, Restaurants & Leisure - 1.4%
Caesars Entertainment, Inc. (a)	2,672,000	44,622,400
McDonald's Corp.	2,561,300	71,793,239
MGM MIRAGE (a)	446,670	22,177,166
Six Flags, Inc. (a)	750,656	4,083,569
		142,676,374
Household Durables - 0.9%
LG Electronics, Inc.	237,410	13,648,748
Maytag Corp.	1,346,320	24,731,898
Newell Rubbermaid, Inc.	1,763,100	35,332,524
Sony Corp. sponsored ADR	587,200	20,193,808
		93,906,978
Media - 5.4%
Clear Channel Communications, Inc.	2,716,100	84,660,837
Comcast Corp. Class A (a)	2,852,091	80,543,050
Liberty Media Corp. Class A (a)	3,912,376	34,115,919
Liberty Media International, Inc. Class A (a)	606,499	20,234,020
The Reader's Digest Association, Inc. (non-vtg.)	1,243,903	18,148,545
Time Warner, Inc. (a)	7,114,850	114,833,679
Viacom, Inc. Class B (non-vtg.)	3,809,318	127,840,712
Vivendi Universal SA sponsored ADR (a)	904,300	23,267,639
Walt Disney Co.	2,763,400	62,314,670
		565,959,071
Multiline Retail - 0.4%
Big Lots, Inc. (a)	1,749,656	21,398,296
Sears, Roebuck & Co.	452,700	18,040,095
		39,438,391
Specialty Retail - 0.9%
Abercrombie & Fitch Co. Class A	924,900	29,134,350
Gap, Inc.	1,267,900	23,709,730
Limited Brands, Inc.	904,300	20,156,847
Office Depot, Inc. (a)	182,500	2,742,975
Toys 'R' Us, Inc. (a)	1,295,900	22,989,266
		98,733,168
Textiles Apparel & Luxury Goods - 0.2%
Liz Claiborne, Inc.	632,940	23,874,497
TOTAL CONSUMER DISCRETIONARY		1,018,617,058

	Shares	Value
CONSUMER STAPLES - 5.7%
Beverages - 0.4%
Anheuser-Busch Companies, Inc.	844,800	$ 42,197,760
Food & Staples Retailing - 1.0%
Albertsons, Inc.	720,600	17,243,958
CVS Corp.	1,310,500	55,211,365
Wal-Mart Stores, Inc.	645,900	34,361,880
		106,817,203
Food Products - 0.9%
Campbell Soup Co.	279,200	7,340,168
H.J. Heinz Co.	281,120	10,125,942
Kellogg Co.	194,900	8,314,434
Kraft Foods, Inc. Class A	943,100	29,915,132
Unilever PLC sponsored ADR	1,141,000	37,675,820
		93,371,496
Household Products - 1.9%
Colgate-Palmolive Co.	1,860,800	84,070,944
Kimberly-Clark Corp.	1,169,800	75,557,382
Procter & Gamble Co.	710,400	38,446,848
		198,075,174
Personal Products - 0.8%
Gillette Co.	1,999,320	83,451,617
Tobacco - 0.7%
Altria Group, Inc.	1,562,800	73,514,112
TOTAL CONSUMER STAPLES		597,427,362
ENERGY - 11.8%
Energy Equipment & Services - 2.8%
Baker Hughes, Inc.	1,417,400	61,968,728
BJ Services Co.	570,145	29,881,299
Halliburton Co.	708,200	23,859,258
Noble Corp. (a)	882,200	39,654,890
Schlumberger Ltd. (NY Shares)	1,956,600	131,698,746
		287,062,921
Oil & Gas - 9.0%
Apache Corp.	647,780	32,460,256
BP PLC sponsored ADR	2,459,842	141,514,710
ChevronTexaco Corp.	2,540,142	136,253,217
Exxon Mobil Corp.	6,961,736	336,460,695
Royal Dutch Petroleum Co. (NY Shares)	882,000	45,511,200
Total SA:
Series B	391,400	79,978,676
sponsored ADR	1,652,996	168,886,601
		941,065,355
TOTAL ENERGY		1,228,128,276
FINANCIALS - 29.5%
Capital Markets - 4.5%
Bank of New York Co., Inc.	3,223,100	94,017,827
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Charles Schwab Corp.	6,391,400	$ 58,736,966
Credit Suisse Group sponsored ADR	735,200	23,482,288
Janus Capital Group, Inc.	2,332,400	31,743,964
LaBranche & Co., Inc. (a)	517,900	4,376,255
Mellon Financial Corp.	1,716,500	47,529,885
Merrill Lynch & Co., Inc.	1,674,300	83,246,196
Morgan Stanley	2,026,000	99,881,800
Nomura Holdings, Inc.	1,853,000	23,922,229
		466,937,410
Commercial Banks - 7.6%
Bank of America Corp.	7,660,166	331,914,993
Comerica, Inc.	730,200	43,337,370
Huntington Bancshares, Inc.	286,200	7,129,242
Lloyds TSB Group PLC	2,282,400	17,846,076
Royal Bank of Scotland Group PLC	625,547	18,091,018
State Bank of India	463,175	5,085,800
Sumitomo Mitsui Financial Group, Inc.	4,736	27,118,199
U.S. Bancorp, Delaware	2,524,338	72,953,368
Wachovia Corp.	2,911,175	136,679,666
Wells Fargo & Co.	2,243,800	133,797,794
		793,953,526
Consumer Finance - 1.4%
American Express Co.	1,687,496	86,838,544
MBNA Corp.	1,456,400	36,701,280
MoneyGram International, Inc.	1,061,700	18,133,836
		141,673,660
Diversified Financial Services - 5.8%
CIT Group, Inc.	1,098,400	41,069,176
Citigroup, Inc.	6,362,619	280,718,750
J.P. Morgan Chase & Co.	7,168,412	284,801,015
		606,588,941
Insurance - 7.4%
ACE Ltd.	2,064,315	82,696,459
Allianz AG sponsored ADR	567,200	5,706,032
Allstate Corp.	2,118,200	101,652,418
American International Group, Inc.	3,885,650	264,185,344
Assurant, Inc.	274,700	7,142,200
Conseco, Inc. (a)	753,700	13,310,342
Fondiaria-Sai Spa	541,144	12,227,805
Genworth Financial, Inc. Class A	1,174,000	27,354,200
Hartford Financial Services Group, Inc.	1,104,500	68,401,685
Marsh & McLennan Companies, Inc.	408,800	18,706,688
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	123,914	11,951,953
Old Republic International Corp.	530,996	13,290,830
St. Paul Travelers Companies, Inc.	2,542,926	84,069,134
The Chubb Corp.	558,300	39,237,324

	Shares	Value
UnumProvident Corp.	215,300	$ 3,378,057
XL Capital Ltd. Class A	323,000	23,898,770
		777,209,241
Real Estate - 0.1%
CarrAmerica Realty Corp.	193,740	6,335,298
Reckson Associates Realty Corp.	193,400	5,560,250
		11,895,548
Thrifts & Mortgage Finance - 2.7%
Fannie Mae	2,867,800	181,818,520
Freddie Mac	717,900	46,835,796
Housing Development Finance Corp. Ltd.	1,133,500	15,099,350
MGIC Investment Corp.	195,900	13,037,145
Sovereign Bancorp, Inc.	1,118,850	24,413,307
		281,204,118
TOTAL FINANCIALS		3,079,462,444
HEALTH CARE - 7.8%
Health Care Equipment & Supplies - 1.3%
Baxter International, Inc.	3,124,600	100,487,136
PerkinElmer, Inc.	544,200	9,371,124
Thermo Electron Corp. (a)	1,089,200	29,430,184
		139,288,444
Health Care Providers & Services - 1.1%
Cardinal Health, Inc.	621,800	27,216,186
HCA, Inc.	333,500	12,723,025
McKesson Corp.	1,138,600	29,205,090
Tenet Healthcare Corp. (a)	2,188,900	23,618,231
UnitedHealth Group, Inc.	334,200	24,643,908
		117,406,440
Pharmaceuticals - 5.4%
Abbott Laboratories	857,000	36,302,520
Bristol-Myers Squibb Co.	2,517,500	59,589,225
GlaxoSmithKline PLC sponsored ADR	430,600	18,830,138
Johnson & Johnson	2,115,200	119,149,216
Merck & Co., Inc.	2,851,900	94,112,700
Pfizer, Inc.	3,579,000	109,517,400
Schering-Plough Corp.	3,703,130	70,581,658
Wyeth	1,436,600	53,728,840
		561,811,697
TOTAL HEALTH CARE		818,506,581
INDUSTRIALS - 12.2%
Aerospace & Defense - 3.8%
Bombardier, Inc. Class B (sub. vtg.)	4,748,100	10,950,641
EADS NV	1,540,015	40,850,419
Honeywell International, Inc.	3,030,825	108,685,385
Lockheed Martin Corp.	1,439,400	80,289,732
Northrop Grumman Corp.	903,000	48,156,990
Raytheon Co.	826,278	31,382,038
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
The Boeing Co.	912,900	$ 47,123,898
United Technologies Corp.	379,520	35,439,578
		402,878,681
Air Freight & Logistics - 0.1%
Ryder System, Inc.	296,300	13,937,952
Airlines - 0.2%
Southwest Airlines Co.	1,270,300	17,301,486
Commercial Services & Supplies - 0.3%
Waste Management, Inc.	1,286,100	35,161,974
Construction & Engineering - 0.2%
Fluor Corp.	368,900	16,423,428
Electrical Equipment - 0.3%
Emerson Electric Co.	550,200	34,051,878
Industrial Conglomerates - 3.7%
3M Co.	342,400	27,381,728
General Electric Co.	3,974,340	133,458,337
Hutchison Whampoa Ltd.	2,602,000	20,356,282
Siemens AG sponsored ADR	248,700	18,329,190
Textron, Inc.	853,600	54,860,872
Tyco International Ltd.	4,230,746	129,714,672
		384,101,081
Machinery - 2.6%
Caterpillar, Inc.	530,500	42,678,725
Deere & Co.	193,250	12,474,288
Dover Corp.	850,600	33,062,822
Eaton Corp.	235,200	14,914,032
Illinois Tool Works, Inc.	210,000	19,565,700
Ingersoll-Rand Co. Ltd. Class A	1,065,344	72,411,432
Navistar International Corp. (a)	508,495	18,910,929
Parker Hannifin Corp.	245,400	14,444,244
SPX Corp.	1,142,600	40,448,040
		268,910,212
Road & Rail - 1.0%
Burlington Northern Santa Fe Corp.	1,371,300	52,534,503
Union Pacific Corp.	807,900	47,342,940
		99,877,443
TOTAL INDUSTRIALS		1,272,644,135
INFORMATION TECHNOLOGY - 5.6%
Communications Equipment - 0.7%
Lucent Technologies, Inc. (a)	4,816,600	15,268,622
Motorola, Inc.	2,422,900	43,709,116
Nokia Corp. sponsored ADR	1,182,000	16,217,040
		75,194,778

	Shares	Value
Computers & Peripherals - 1.7%
Hewlett-Packard Co.	4,681,211	$ 87,772,706
International Business Machines Corp.	640,900	54,950,766
Storage Technology Corp. (a)	710,110	17,937,379
Sun Microsystems, Inc. (a)	3,998,675	16,154,647
		176,815,498
Electronic Equipment & Instruments - 0.7%
Arrow Electronics, Inc. (a)	729,200	16,465,336
Avnet, Inc. (a)	1,557,930	26,671,762
Solectron Corp. (a)	5,530,200	27,374,490
		70,511,588
IT Services - 0.1%
Ceridian Corp. (a)	780,800	14,374,528
Office Electronics - 0.3%
Xerox Corp. (a)	1,881,900	26,497,152
Semiconductors & Semiconductor Equipment - 1.1%
Analog Devices, Inc.	430,500	16,694,790
Intel Corp.	2,085,300	41,831,118
Micron Technology, Inc. (a)	1,866,200	22,450,386
Rohm Co. Ltd.	148,300	14,934,460
Samsung Electronics Co. Ltd.	60,310	23,987,811
Teradyne, Inc. (a)	10,700	143,380
		120,041,945
Software - 1.0%
Microsoft Corp.	3,735,200	103,278,280
TOTAL INFORMATION TECHNOLOGY		586,713,769
MATERIALS - 6.9%
Chemicals - 2.8%
Arch Chemicals, Inc.	475,400	13,572,670
Dow Chemical Co.	2,198,300	99,319,194
Eastman Chemical Co.	476,800	22,671,840
Ferro Corp.	429,800	9,373,938
Great Lakes Chemical Corp.	650,500	16,652,800
Hercules Trust II unit	15,700	13,104,005
Lubrizol Corp.	214,800	7,432,080
Lyondell Chemical Co.	1,389,900	31,217,154
Millennium Chemicals, Inc. (a)	929,150	19,707,272
Olin Corp.	828,000	16,560,000
PolyOne Corp. (a)	1,239,100	9,318,032
Praxair, Inc.	817,024	34,919,606
		293,848,591
Containers & Packaging - 0.5%
Smurfit-Stone Container Corp. (a)	2,515,872	48,732,441
Metals & Mining - 2.2%
Alcan, Inc.	955,100	45,796,354
Alcoa, Inc.	2,850,716	95,755,550
Freeport-McMoRan Copper & Gold, Inc. Class B	820,704	33,238,512
Phelps Dodge Corp.	590,200	54,316,106
		229,106,522
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Paper & Forest Products - 1.4%
Bowater, Inc.	391,300	$ 14,943,747
Georgia-Pacific Corp.	1,353,201	48,647,576
International Paper Co.	710,500	28,711,305
Weyerhaeuser Co.	876,100	58,243,128
		150,545,756
TOTAL MATERIALS		722,233,310
TELECOMMUNICATION SERVICES - 5.3%
Diversified Telecommunication Services - 5.2%
BellSouth Corp.	5,303,299	143,825,469
Level 3 Communications, Inc. (a)	645,400	1,671,586
Qwest Communications International, Inc. (a)	3,097,400	10,314,342
SBC Communications, Inc.	7,214,493	187,216,093
Sprint Corp.	1,161,600	23,383,008
Verizon Communications, Inc.	4,370,102	172,094,617
		538,505,115
Wireless Telecommunication Services - 0.1%
KDDI Corp.	3,028	14,723,744
TOTAL TELECOMMUNICATION SERVICES		553,228,859
UTILITIES - 2.9%
Electric Utilities - 1.6%
Entergy Corp.	796,700	48,287,987
FirstEnergy Corp.	622,200	25,559,976
PG&E Corp. (a)	403,800	12,275,520
TXU Corp.	838,420	40,177,086
Wisconsin Energy Corp.	1,414,600	45,125,740
		171,426,309
Multi-Utilities & Unregulated Power - 1.3%
Dominion Resources, Inc.	1,305,300	85,170,825
Public Service Enterprise Group, Inc.	861,200	36,687,120
SCANA Corp.	331,100	12,363,274
		134,221,219
TOTAL UTILITIES		305,647,528
TOTAL COMMON STOCKS (Cost $8,275,263,236)		10,182,609,322
Convertible Preferred Stocks - 1.4%
	Shares	Value
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.1%
General Motors Corp.:
Series B, 5.25%	412,200	$ 9,835,092
Series C, 6.25%	253,100	7,104,517
		16,939,609
Hotels, Restaurants & Leisure - 0.1%
Six Flags, Inc. 7.25% PIERS	388,400	8,059,300
TOTAL CONSUMER DISCRETIONARY		24,998,909
FINANCIALS - 0.5%
Capital Markets - 0.0%
State Street Corp. 6.75% (a)	24,900	4,940,484
Consumer Finance - 0.2%
Ford Motor Co. Capital Trust II 6.50%	461,500	24,205,214
Insurance - 0.3%
Conseco, Inc. Series B, 5.50%	143,400	3,510,432
The Chubb Corp.:
7.00%	167,700	4,696,439
Series B, 7.00%	120,100	3,398,830
Travelers Property Casualty Corp. 4.50% (a)	240,200	5,392,490
XL Capital Ltd. 6.50%	401,800	9,914,415
		26,912,606
TOTAL FINANCIALS		56,058,304
HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.1%
Baxter International, Inc. 7.00%	156,900	8,447,496
Pharmaceuticals - 0.1%
Schering-Plough Corp. 6.00%	187,400	9,902,591
TOTAL HEALTH CARE		18,350,087
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.2%
Motorola, Inc. 7.00%	399,700	19,665,240
Office Electronics - 0.2%
Xerox Corp. Series C, 6.25%	145,650	18,243,391
TOTAL INFORMATION TECHNOLOGY		37,908,631
UTILITIES - 0.1%
Electric Utilities - 0.1%
TXU Corp. 8.75% (a)	226,400	11,843,663
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $146,627,376)		149,159,594
Corporate Bonds - 0.5%
	Principal Amount	Value
Convertible Bonds - 0.5%
CONSUMER DISCRETIONARY - 0.4%
Hotels, Restaurants & Leisure - 0.1%
Royal Caribbean Cruises Ltd. liquid yield option note 0% 2/2/21	$ 11,239,000	$ 5,928,573
Media - 0.2%
Liberty Media Corp.3.5% 1/15/31 (d)	11,400,000	10,416,750
News America, Inc. liquid yield option note 0% 2/28/21 (d)	22,670,000	13,063,588
		23,480,338
Specialty Retail - 0.1%
Gap, Inc. 5.75% 3/15/09	8,590,000	10,502,993
TOTAL CONSUMER DISCRETIONARY		39,911,904
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Navistar Financial Corp. 4.75% 4/1/09 (d)	2,760,000	2,732,400
Tyco International Group SA yankee 3.125% 1/15/23	5,220,000	7,803,378
		10,535,778
Insurance - 0.0%
Loews Corp. 3.125% 9/15/07	5,340,000	5,233,200
TOTAL FINANCIALS		15,768,978
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Instruments - 0.0%
Celestica, Inc. liquid yield option note 0% 8/1/20	620,000	342,550
TOTAL CONVERTIBLE BONDS		56,023,432
Nonconvertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
XM Satellite Radio, Inc. 12% 6/15/10	60,000	69,600
TOTAL CORPORATE BONDS (Cost $57,591,529)		56,093,032
Money Market Funds - 0.6%
	Shares	Value
Fidelity Cash Central Fund, 1.74% (b)	52,939,045	$ 52,939,045
Fidelity Securities Lending Cash Central Fund, 1.71% (b)(c)	8,943,550	8,943,550
TOTAL MONEY MARKET FUNDS (Cost $61,882,595)		61,882,595
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $8,541,364,736)	10,449,744,543
NET OTHER ASSETS - 0.1%	8,459,358
NET ASSETS - 100%	$ 10,458,203,901
Security Type Abbreviation
PIERS - Preferred Income Equity Redeemable Securities
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $26,212,738 or 0.3% of net assets.

Income Tax Information

At September 30, 2004, the aggregate cost of investment securities for income tax purposes was $8,553,949,988. Net unrealized appreciation aggregated $1,895,794,555, of which $2,589,685,378 related to appreciated investment securities and $693,890,823 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Growth Portfolio

September 30, 2004

1.808779.100

VIPGRWT-QTLY-1104

Investments September 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
CONSUMER DISCRETIONARY - 10.9%
Automobiles - 0.1%
Harley-Davidson, Inc.	154,900	$ 9,207,256
Hotels, Restaurants & Leisure - 1.1%
Hilton Group PLC	1,860,741	9,331,334
McDonald's Corp.	1,433,200	40,172,596
Rank Group PLC	2,796,306	14,162,394
Starbucks Corp. (a)	868,700	39,491,102
		103,157,426
Internet & Catalog Retail - 1.2%
eBay, Inc. (a)	916,800	84,290,592
IAC/InterActiveCorp (a)	1,520,784	33,487,664
		117,778,256
Media - 3.5%
E.W. Scripps Co. Class A	839,400	40,106,532
Fox Entertainment Group, Inc. Class A (a)	1,889,900	52,425,826
Lamar Advertising Co. Class A (a)	1,208,100	50,269,041
News Corp. Ltd.:
ADR	574,500	18,883,815
sponsored ADR	328,861	10,303,215
Pixar (a)	318,655	25,141,880
SBS Broadcasting SA (a)	195,400	6,577,164
The DIRECTV Group, Inc. (a)	1,023,300	17,999,847
Univision Communications, Inc. Class A (a)	1,418,400	44,835,624
Viacom, Inc. Class B (non-vtg.)	578,830	19,425,535
Walt Disney Co.	2,173,400	49,010,170
		334,978,649
Multiline Retail - 1.3%
Dollar Tree Stores, Inc. (a)	718,000	19,350,100
Family Dollar Stores, Inc.	697,900	18,913,090
Fred's, Inc. Class A	516,444	9,275,334
Kohl's Corp. (a)	295,000	14,216,050
Nordstrom, Inc.	728,500	27,857,840
Saks, Inc.	2,822,700	34,013,535
		123,625,949
Specialty Retail - 3.3%
Best Buy Co., Inc.	547,800	29,712,672
Circuit City Stores, Inc.	997,800	15,306,252
Foot Locker, Inc.	471,480	11,174,076
Home Depot, Inc.	4,709,100	184,596,720
Staples, Inc.	1,547,900	46,158,378
Weight Watchers International, Inc. (a)	856,000	33,229,920
		320,178,018
Textiles Apparel & Luxury Goods - 0.4%
NIKE, Inc. Class B	457,400	36,043,120
TOTAL CONSUMER DISCRETIONARY		1,044,968,674

	Shares	Value
CONSUMER STAPLES - 6.9%
Beverages - 1.8%
PepsiCo, Inc.	2,869,200	$ 139,586,580
The Coca-Cola Co.	728,600	29,180,430
		168,767,010
Food & Staples Retailing - 2.8%
Wal-Mart Stores, Inc.	4,394,600	233,792,720
Walgreen Co.	883,400	31,652,222
		265,444,942
Food Products - 0.1%
Bunge Ltd.	266,500	10,654,670
Household Products - 1.5%
Procter & Gamble Co.	2,647,020	143,256,722
Personal Products - 0.7%
Estee Lauder Companies, Inc. Class A	214,500	8,966,100
Gillette Co.	1,436,300	59,951,162
		68,917,262
TOTAL CONSUMER STAPLES		657,040,606
ENERGY - 6.0%
Energy Equipment & Services - 6.0%
Baker Hughes, Inc.	1,880,770	82,227,264
BJ Services Co.	332,860	17,445,193
Cooper Cameron Corp. (a)	568,800	31,192,992
ENSCO International, Inc.	743,600	24,293,412
Global Industries Ltd. (a)	773,065	4,777,542
Grant Prideco, Inc. (a)	526,300	10,783,887
Halliburton Co.	2,888,600	97,316,934
National-Oilwell, Inc. (a)	1,114,600	36,625,756
Rowan Companies, Inc. (a)	968,808	25,576,531
Schlumberger Ltd. (NY Shares)	1,572,300	105,831,513
Smith International, Inc. (a)	452,400	27,474,252
Transocean, Inc. (a)	986,600	35,300,548
Varco International, Inc. (a)	1,266,100	33,956,802
Weatherford International Ltd. (a)	756,940	38,619,079
		571,421,705
FINANCIALS - 10.8%
Capital Markets - 1.5%
Ameritrade Holding Corp. (a)	1,604,600	19,271,246
Charles Schwab Corp.	1,016,400	9,340,716
E*TRADE Financial Corp. (a)	3,214,700	36,711,874
Goldman Sachs Group, Inc.	507,400	47,309,976
Morgan Stanley	242,600	11,960,180
Nomura Holdings, Inc.	1,782,000	23,005,619
		147,599,611
Commercial Banks - 1.1%
Bank of America Corp.	1,562,000	67,681,460
UCBH Holdings, Inc.	965,900	37,737,713
		105,419,173
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - 2.9%
American Express Co.	2,944,400	$ 151,518,824
Capital One Financial Corp.	720,900	53,274,510
MBNA Corp.	2,807,930	70,759,836
		275,553,170
Diversified Financial Services - 1.2%
Citigroup, Inc.	1,294,410	57,109,369
J.P. Morgan Chase & Co.	1,325,266	52,652,818
		109,762,187
Insurance - 2.6%
AFLAC, Inc.	1,260,720	49,432,831
American International Group, Inc.	2,536,466	172,454,323
XL Capital Ltd. Class A	346,600	25,644,934
		247,532,088
Thrifts & Mortgage Finance - 1.5%
Fannie Mae	1,488,600	94,377,240
Freddie Mac	614,100	40,063,884
New York Community Bancorp, Inc.	447,500	9,191,650
		143,632,774
TOTAL FINANCIALS		1,029,499,003
HEALTH CARE - 23.5%
Biotechnology - 4.1%
Biogen Idec, Inc. (a)	645,000	39,454,650
Cephalon, Inc. (a)	992,900	47,559,910
CSL Ltd.	864,732	17,874,823
Eyetech Pharmaceuticals, Inc.	480,500	16,332,195
Genentech, Inc. (a)	1,863,700	97,695,154
Genzyme Corp. - General Division (a)	375,900	20,452,719
ImClone Systems, Inc. (a)	697,300	36,852,305
MedImmune, Inc. (a)	793,400	18,803,580
Millennium Pharmaceuticals, Inc. (a)	2,608,956	35,768,787
ONYX Pharmaceuticals, Inc. (a)	485,100	20,864,151
QLT, Inc. (a)	393,000	6,506,653
Tanox, Inc. (a)	1,042,600	17,588,662
Telik, Inc. (a)	459,400	10,244,620
		385,998,209
Health Care Equipment & Supplies - 6.5%
Alcon, Inc.	979,100	78,523,820
Bausch & Lomb, Inc.	383,000	25,450,350
Baxter International, Inc.	2,321,100	74,646,576
Becton, Dickinson & Co.	1,006,000	52,010,200
C.R. Bard, Inc.	366,400	20,749,232
Dade Behring Holdings, Inc. (a)	477,400	26,599,773
Guidant Corp.	501,400	33,112,456
IDEXX Laboratories, Inc. (a)	212,400	10,777,176
Medtronic, Inc.	2,376,200	123,324,780

	Shares	Value
Ocular Sciences, Inc. (a)	245,200	$ 11,762,244
Respironics, Inc. (a)	42,975	2,296,584
St. Jude Medical, Inc. (a)	1,132,600	85,250,802
Thermo Electron Corp. (a)	1,124,600	30,386,692
Waters Corp. (a)	1,076,200	47,460,420
		622,351,105
Health Care Providers & Services - 0.6%
UnitedHealth Group, Inc.	754,900	55,666,326
Pharmaceuticals - 12.3%
Abbott Laboratories	2,111,300	89,434,668
Allergan, Inc.	393,450	28,544,798
Barr Pharmaceuticals, Inc. (a)	1,791,425	74,218,738
Elan Corp. PLC sponsored ADR (a)	1,140,500	26,687,700
Eli Lilly & Co.	894,970	53,742,949
Johnson & Johnson	3,282,320	184,893,086
Merck & Co., Inc.	972,160	32,081,280
Pfizer, Inc.	14,398,725	440,600,986
Roche Holding AG (participation certificate)	307,139	31,822,763
Schering-Plough Corp.	6,156,400	117,340,984
Wyeth	2,628,100	98,290,940
		1,177,658,892
TOTAL HEALTH CARE		2,241,674,532
INDUSTRIALS - 8.2%
Aerospace & Defense - 3.6%
Bombardier, Inc. Class B (sub. vtg.)	8,244,400	19,014,229
EADS NV	1,697,000	45,014,602
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	1,492,210	39,394,344
General Dynamics Corp.	353,400	36,082,140
Goodrich Corp.	1,143,580	35,862,669
Honeywell International, Inc.	310,300	11,127,358
Lockheed Martin Corp.	1,078,120	60,137,534
Precision Castparts Corp.	609,400	36,594,470
The Boeing Co.	1,252,100	64,633,402
		347,860,748
Commercial Services & Supplies - 0.7%
Apollo Group, Inc. Class A (a)	362,900	26,625,973
Herman Miller, Inc.	429,700	10,592,105
Robert Half International, Inc.	1,097,200	28,274,844
		65,492,922
Industrial Conglomerates - 3.7%
3M Co.	1,340,700	107,215,779
General Electric Co.	5,173,240	173,717,399
Siemens AG sponsored ADR	428,300	31,565,710
Tyco International Ltd.	1,217,100	37,316,286
		349,815,174
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - 0.2%
Joy Global, Inc.	533,951	$ 18,357,235
TOTAL INDUSTRIALS		781,526,079
INFORMATION TECHNOLOGY - 32.3%
Communications Equipment - 8.7%
Alvarion Ltd. (a)	1,201,200	15,543,528
Andrew Corp. (a)	1,452,900	17,783,496
Avaya, Inc. (a)	1,974,898	27,530,078
Cisco Systems, Inc. (a)	13,523,620	244,777,522
Corning, Inc. (a)	1,712,400	18,973,392
Extreme Networks, Inc. (a)	2,039,100	9,073,995
F5 Networks, Inc. (a)	368,600	11,227,556
Foundry Networks, Inc. (a)	2,192,300	20,804,927
Harris Corp.	1,347,000	74,004,180
Juniper Networks, Inc. (a)	2,191,900	51,728,840
Motorola, Inc.	5,327,350	96,105,394
QUALCOMM, Inc.	4,393,800	171,533,952
Research in Motion Ltd. (a)	165,600	12,644,267
Scientific-Atlanta, Inc.	1,027,200	26,625,024
Telefonaktiebolaget LM Ericsson ADR (a)	1,048,400	32,752,016
		831,108,167
Computers & Peripherals - 6.7%
Brocade Communications Systems, Inc. (a)	6,965,100	39,352,815
Dell, Inc. (a)	5,915,500	210,591,800
Diebold, Inc.	20,700	966,690
EMC Corp. (a)	5,654,700	65,255,238
Emulex Corp. (a)	443,800	5,112,576
International Business Machines Corp.	1,897,370	162,680,504
Lexmark International, Inc. Class A (a)	419,400	35,233,794
Network Appliance, Inc. (a)	2,095,890	48,205,470
QLogic Corp. (a)	396,500	11,740,365
Quanta Computer, Inc.	17,007,137	29,288,122
Sun Microsystems, Inc. (a)	6,418,259	25,929,766
UNOVA, Inc. (a)	680,300	9,558,215
		643,915,355
Electronic Equipment & Instruments - 1.8%
Amphenol Corp. Class A (a)	585,382	20,055,187
Arrow Electronics, Inc. (a)	846,300	19,109,454
Flextronics International Ltd. (a)	1,946,000	25,784,500
Hon Hai Precision Industries Co. Ltd.	6,438,842	22,176,759
Mettler-Toledo International, Inc. (a)	334,300	15,785,646
Molex, Inc.	703,200	20,969,424
National Instruments Corp.	996,529	30,164,933
Solectron Corp. (a)	4,272,300	21,147,885
		175,193,788
Internet Software & Services - 0.6%
Yahoo!, Inc. (a)	1,672,532	56,715,560

	Shares	Value
IT Services - 1.3%
BearingPoint, Inc. (a)	3,072,021	$ 27,463,868
First Data Corp.	2,095,000	91,132,500
		118,596,368
Office Electronics - 0.1%
Zebra Technologies Corp. Class A (a)	116,850	7,129,019
Semiconductors & Semiconductor Equipment - 7.5%
Agere Systems, Inc.:
Class A (a)	8,448,145	8,870,552
Class B (a)	6,893,509	7,031,379
Altera Corp. (a)	2,183,000	42,721,310
Analog Devices, Inc.	1,408,900	54,637,142
ASML Holding NV (NY Shares) (a)	2,542,776	32,725,527
Broadcom Corp. Class A (a)	1,015,000	27,699,350
Fairchild Semiconductor International, Inc. (a)	1,525,200	21,612,084
Freescale Semiconductor, Inc. Class A	3,041,300	43,490,590
Integrated Circuit Systems, Inc. (a)	1,552,759	33,384,319
Intel Corp.	2,979,100	59,760,746
International Rectifier Corp. (a)	299,200	10,262,560
Intersil Corp. Class A	2,966,736	47,260,104
KLA-Tencor Corp. (a)	1,023,300	42,446,484
Lam Research Corp. (a)	1,051,700	23,011,196
Linear Technology Corp.	391,200	14,177,088
LSI Logic Corp. (a)	2,020,400	8,707,924
Marvell Technology Group Ltd. (a)	24,300	634,959
Maxim Integrated Products, Inc.	334,600	14,150,234
MediaTek, Inc.	2,656,000	17,826,553
Microchip Technology, Inc.	672,900	18,060,636
ON Semiconductor Corp. (a)	3,045,700	9,533,041
PMC-Sierra, Inc. (a)	2,878,200	25,356,942
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	5,511,174	39,349,782
Teradyne, Inc. (a)	1,264,000	16,937,600
Texas Instruments, Inc.	1,442,650	30,699,592
Tokyo Electron Ltd.	377,300	18,414,914
United Microelectronics Corp. sponsored ADR (a)	3,433,520	11,605,298
Xilinx, Inc.	1,438,000	38,826,000
		719,193,906
Software - 5.6%
Adobe Systems, Inc.	431,267	21,334,778
Cadence Design Systems, Inc. (a)	3,260,000	42,510,400
Microsoft Corp.	8,724,550	241,233,808
Novell, Inc. (a)	4,444,826	28,046,852
Oracle Corp. (a)	6,803,591	76,744,506
Red Hat, Inc. (a)	719,500	8,806,680
SAP AG sponsored ADR	1,256,600	48,944,570
Symantec Corp. (a)	353,688	19,410,397
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Take-Two Interactive Software, Inc. (a)	1,109,100	$ 36,433,935
VERITAS Software Corp. (a)	537,576	9,568,853
		533,034,779
TOTAL INFORMATION TECHNOLOGY		3,084,886,942
MATERIALS - 0.5%
Containers & Packaging - 0.1%
Smurfit-Stone Container Corp. (a)	540,449	10,468,497
Metals & Mining - 0.4%
Arch Coal, Inc.	374,500	13,291,005
CONSOL Energy, Inc.	197,500	6,890,775
Massey Energy Co.	676,800	19,579,824
		39,761,604
TOTAL MATERIALS		50,230,101
TELECOMMUNICATION SERVICES - 0.5%
Wireless Telecommunication Services - 0.5%
Nextel Communications, Inc. Class A (a)	2,017,200	48,090,048
TOTAL COMMON STOCKS (Cost $8,021,736,889)		9,509,337,690
Preferred Stocks - 0.0%

Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (a)(e)	88,646	1
Nonconvertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Geneprot, Inc. Series A (e)	826,000	2,891,000
TOTAL PREFERRED STOCKS (Cost $5,872,855)		2,891,001
Convertible Bonds - 0.0%
	Principal Amount
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Micron Technology, Inc. 2.5% 2/1/10 (d)	$ 1,523,000	1,822,726
TOTAL CONVERTIBLE BONDS (Cost $1,523,000)		1,822,726
Money Market Funds - 0.4%
	Shares	Value
Fidelity Cash Central Fund, 1.74% (b)	7,911,540	$ 7,911,540
Fidelity Securities Lending Cash Central Fund, 1.71% (b)(c)	28,312,627	28,312,627
TOTAL MONEY MARKET FUNDS (Cost $36,224,167)		36,224,167
Cash Equivalents - 0.0%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 1.77%, dated 9/30/04 due 10/1/04) (Cost $2,530,000)	$ 2,530,124	2,530,000
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $8,067,886,911)	9,552,805,584
NET OTHER ASSETS - 0.0%	246,889
NET ASSETS - 100%	$ 9,553,052,473
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,822,726 or 0.0% of net assets.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,891,001 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Chorum Technologies, Inc. Series E	9/19/00	$ 1,528,257
Geneprot, Inc. Series A	7/7/00	$ 4,543,000
Income Tax Information

At September 30, 2004, the aggregate cost of investment securities for income tax purposes was $8,099,329,530. Net unrealized appreciation aggregated $1,453,476,054, of which $1,886,515,492 related to appreciated investment securities and $433,039,438 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
High Income Portfolio

September 30, 2004

1.808795.100

VIPHI-QTLY-1104

Investments September 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 93.8%
	Principal Amount	Value
Aerospace - 0.8%
Bombardier, Inc. 6.3% 5/1/14 (d)	$ 7,355,000	$ 6,352,057
Orbital Sciences Corp. 9% 7/15/11	4,720,000	5,239,200
Primus International, Inc. 10.5% 4/15/09 (d)	3,170,000	3,201,700
		14,792,957
Air Transportation - 3.9%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	11,825,000	10,346,875
6.977% 11/23/22	563,436	490,189
7.324% 4/15/11	1,480,000	1,154,400
7.377% 5/23/19	15,000,622	8,550,355
7.379% 5/23/16	7,049,983	4,018,491
7.8% 4/1/08	2,595,000	2,166,825
8.608% 10/1/12	2,285,000	1,930,825
10.18% 1/2/13	2,190,000	1,226,400
AMR Corp. 10.2% 3/15/20	205,000	120,950
Continental Airlines, Inc.:
7.875% 7/2/18	5,817,128	5,439,015
8% 12/15/05	3,310,000	3,028,650
Continental Airlines, Inc. pass thru trust certificates:
6.541% 9/15/09	373,515	295,077
6.748% 9/15/18	371,735	282,519
6.795% 2/2/20	3,590,471	2,872,377
6.8% 7/2/07	228,071	177,896
6.9% 7/2/18	3,407,764	2,623,978
6.954% 2/2/11	652,786	483,062
7.73% 9/15/12	1,001,603	721,154
7.82% 4/15/15	1,393,143	1,044,857
8.307% 10/2/19	3,687,637	2,950,110
8.312% 10/2/12	2,567,514	1,848,610
8.321% 11/1/06	2,240,000	2,083,200
8.388% 5/1/22	192,884	142,734
Delta Air Lines, Inc.:
7.9% 12/15/09	1,330,000	385,700
10% 8/15/08	1,170,000	374,400
Delta Air Lines, Inc. pass thru trust certificates:
7.379% 5/18/10	1,190,990	1,089,756
7.57% 11/18/10	1,350,000	1,212,397
7.779% 11/18/05	735,000	279,300
7.779% 1/2/12	313,065	109,573
Northwest Airlines Corp. 10% 2/1/09	10,380,000	7,266,000
Northwest Airlines, Inc. pass thru trust certificates:
7.248% 7/2/14	2,150,838	1,484,078
8.304% 9/1/10	1,613,477	1,226,242
NWA Trust 10.23% 6/21/14	1,383,538	1,203,678
		68,629,673
Automotive - 1.5%
Delco Remy International, Inc. 9.375% 4/15/12	4,200,000	4,137,000
Navistar International Corp. 7.5% 6/15/11	4,195,000	4,478,163

	Principal Amount	Value
Stoneridge, Inc. 11.5% 5/1/12	$ 2,715,000	$ 3,081,525
Tenneco Automotive, Inc.:
10.25% 7/15/13	2,515,000	2,867,100
11.625% 10/15/09	3,746,000	3,952,030
TRW Automotive Acquisition Corp. 9.375% 2/15/13	835,000	947,725
Visteon Corp.:
7% 3/10/14	2,975,000	2,829,969
8.25% 8/1/10	3,325,000	3,507,875
		25,801,387
Banks and Thrifts - 0.2%
Western Financial Bank 9.625% 5/15/12	2,565,000	2,898,450
Broadcasting - 0.6%
Granite Broadcasting Corp. 9.75% 12/1/10	4,590,000	4,199,850
Gray Television, Inc. 9.25% 12/15/11	2,235,000	2,508,788
Sinclair Broadcast Group, Inc. 8% 3/15/12	3,665,000	3,802,438
		10,511,076
Building Materials - 0.9%
Jacuzzi Brands, Inc. 9.625% 7/1/10	3,625,000	4,005,625
Nortek, Inc. 8.5% 9/1/14 (d)	5,350,000	5,590,750
Texas Industries, Inc. 10.25% 6/15/11	4,860,000	5,576,850
		15,173,225
Cable TV - 3.8%
Cablevision Systems Corp.:
5.66% 4/1/09 (d)(e)	8,870,000	9,224,800
8% 4/15/12 (d)	7,750,000	8,060,000
CSC Holdings, Inc. 7.625% 4/1/11	2,950,000	3,104,875
DirecTV Holdings LLC/DirecTV Financing, Inc. 8.375% 3/15/13	5,765,000	6,586,513
EchoStar DBS Corp.:
5.75% 10/1/08	11,755,000	11,784,388
6.625% 10/1/14 (d)	4,790,000	4,748,327
GCI, Inc. 7.25% 2/15/14	3,425,000	3,347,938
Insight Midwest LP/Insight Capital, Inc. 10.5% 11/1/10	2,875,000	3,148,125
NTL Cable PLC:
6.61% 10/15/12 (d)(e)	4,400,000	4,510,000
8.75% 4/15/14 (d)	7,070,000	7,635,600
Telenet Group Holding NV 0% 6/15/14 (c)(d)	6,085,000	4,472,475
		66,623,041
Capital Goods - 2.1%
Amsted Industries, Inc. 10.25% 10/15/11 (d)	2,200,000	2,431,000
Dresser, Inc. 9.375% 4/15/11	7,700,000	8,450,750
Invensys PLC 9.875% 3/15/11 (d)	13,395,000	13,763,363
Leucadia National Corp. 7% 8/15/13	3,140,000	3,124,300
Sensus Metering Systems, Inc. 8.625% 12/15/13	3,370,000	3,420,550
Nonconvertible Bonds - continued
	Principal Amount	Value
Capital Goods - continued
SPX Corp.:
6.25% 6/15/11	$ 305,000	$ 297,375
7.5% 1/1/13	5,400,000	5,487,750
		36,975,088
Chemicals - 7.1%
BCP Caylux Holdings Luxembourg SCA 9.625% 6/15/14 (d)	11,360,000	12,268,800
Borden US Finance Corp./Nova Scotia Finance ULC:
6.43% 7/15/10 (d)(e)	3,490,000	3,568,525
9% 7/15/14 (d)	5,655,000	5,980,163
Equistar Chemicals LP/Equistar Funding Corp.:
8.75% 2/15/09	4,535,000	4,886,463
10.125% 9/1/08	2,905,000	3,260,863
10.625% 5/1/11	8,495,000	9,641,825
HMP Equity Holdings Corp. 0% 5/15/08	6,545,000	4,123,350
Huntsman ICI Chemicals LLC 10.125% 7/1/09	6,405,000	6,725,250
Huntsman ICI Holdings LLC 0% 12/31/09	8,015,000	4,247,950
Huntsman International LLC 9.875% 3/1/09	4,700,000	5,134,750
Huntsman LLC:
8.8% 7/15/11 (d)(e)	5,700,000	6,013,500
11.5% 7/15/12 (d)	5,555,000	6,110,500
Lubrizol Corp.:
4.625% 10/1/09	2,200,000	2,200,411
5.5% 10/1/14	2,200,000	2,184,956
Lyondell Chemical Co.:
9.5% 12/15/08	12,345,000	13,409,756
9.625% 5/1/07	2,610,000	2,818,800
9.875% 5/1/07	4,301,000	4,532,394
10.875% 5/1/09	6,965,000	7,374,194
11.125% 7/15/12	2,970,000	3,445,200
Millennium America, Inc.:
9.25% 6/15/08	7,775,000	8,503,906
9.25% 6/15/08 (d)	3,645,000	3,986,719
NOVA Chemicals Corp.:
6.5% 1/15/12	1,575,000	1,634,063
7.4% 4/1/09	1,575,000	1,693,125
		123,745,463
Consumer Products - 0.4%
Jostens Holding Corp. 0% 12/1/13 (c)	3,050,000	2,089,250
Jostens IH Corp. 7.625% 10/1/12 (d)	1,970,000	1,979,850
Samsonite Corp. 8.875% 6/1/11 (d)	2,785,000	2,910,325
		6,979,425
Containers - 2.8%
Anchor Glass Container Corp. 11% 2/15/13	4,700,000	5,311,000
Berry Plastics Corp. 10.75% 7/15/12	3,700,000	4,181,000
BWAY Corp. 10% 10/15/10	6,200,000	6,696,000

	Principal Amount	Value
Crown European Holdings SA:
9.5% 3/1/11	$ 1,405,000	$ 1,566,575
10.875% 3/1/13	7,905,000	9,209,325
Owens-Brockway Glass Container, Inc.:
8.25% 5/15/13	5,115,000	5,447,475
8.75% 11/15/12	1,750,000	1,940,313
8.875% 2/15/09	655,000	710,675
Owens-Illinois, Inc.:
7.35% 5/15/08	3,505,000	3,618,913
7.5% 5/15/10	6,140,000	6,324,200
Pliant Corp.:
0% 6/15/09 (c)	2,585,000	2,184,325
11.125% 9/1/09	1,335,000	1,381,725
		48,571,526
Diversified Media - 1.2%
Corus Entertainment, Inc. 8.75% 3/1/12	6,140,000	6,769,350
LBI Media Holdings, Inc. 0% 10/15/13 (c)	6,440,000	4,636,800
LBI Media, Inc. 10.125% 7/15/12	3,285,000	3,670,988
PEI Holdings, Inc. 11% 3/15/10	4,361,000	5,047,858
		20,124,996
Electric Utilities - 6.8%
AES Corp.:
7.75% 3/1/14	8,535,000	8,737,706
8.375% 8/15/07	6,315,000	6,330,788
8.75% 6/15/08	4,178,000	4,512,240
8.75% 5/15/13 (d)	1,015,000	1,139,338
8.875% 2/15/11	15,721,000	17,430,659
9.375% 9/15/10	8,093,000	9,114,741
9.5% 6/1/09	1,499,000	1,669,511
AES Gener SA 7.5% 3/25/14 (d)	4,200,000	4,221,000
CMS Energy Corp.:
7.5% 1/15/09	4,150,000	4,341,938
7.75% 8/1/10	1,970,000	2,085,738
8.5% 4/15/11	945,000	1,031,231
8.9% 7/15/08	2,180,000	2,373,475
9.875% 10/15/07	3,425,000	3,788,906
Midland Funding Corp. II 11.75% 7/23/05	1,466,080	1,565,041
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc. 7.375% 9/1/10	2,950,000	3,160,335
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc. 8.5% 9/1/10	2,505,000	2,742,975
Nevada Power Co. 6.5% 4/15/12 (d)	1,760,000	1,812,800
NRG Energy, Inc. 8% 12/15/13 (d)	16,260,000	17,398,200
Sierra Pacific Power Co. 6.25% 4/15/12 (d)	4,100,000	4,182,000
Sierra Pacific Resources 8.625% 3/15/14 (d)	2,315,000	2,500,200
TECO Energy, Inc.:
7% 5/1/12	5,880,000	6,151,950
7.2% 5/1/11	11,040,000	11,730,000
		118,020,772
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - 6.1%
Belden & Blake Corp. 8.75% 7/15/12 (d)	$ 7,170,000	$ 7,600,200
Chesapeake Energy Corp.:
8.125% 4/1/11	2,875,000	3,144,531
9% 8/15/12	5,445,000	6,227,719
El Paso Production Holding Co. 7.75% 6/1/13	1,355,000	1,341,450
Enterprise Products Operating LP:
4.625% 10/15/09 (d)	2,200,000	2,218,271
5.6% 10/15/14 (d)	2,370,000	2,388,019
Hanover Compressor Co.:
0% 3/31/07	5,595,000	4,699,800
8.625% 12/15/10	1,450,000	1,573,250
9% 6/1/14	1,540,000	1,690,150
Hilcorp Energy I LP/Hilcorp Finance Co. 10.5% 9/1/10 (d)	5,810,000	6,420,050
Newfield Exploration Co. 6.625% 9/1/14 (d)	4,720,000	4,908,800
Parker Drilling Co.:
6.54% 9/1/10 (d)(e)	7,380,000	7,398,450
9.625% 10/1/13	1,505,000	1,663,025
Plains Exploration & Production Co.:
Series B, 8.75% 7/1/12	2,525,000	2,840,625
8.75% 7/1/12	310,000	348,750
Pride International, Inc. 7.375% 7/15/14 (d)	7,845,000	8,639,306
Range Resources Corp. 7.375% 7/15/13	9,635,000	10,164,925
SESI LLC 8.875% 5/15/11	1,740,000	1,883,550
Sonat, Inc.:
6.625% 2/1/08	2,070,000	2,018,250
6.75% 10/1/07	800,000	799,000
7.625% 7/15/11	6,665,000	6,506,706
Tennessee Gas Pipeline Co. 7% 3/15/27	1,580,000	1,643,200
The Coastal Corp.:
6.375% 2/1/09	4,685,000	4,462,463
6.5% 6/1/08	4,840,000	4,694,800
7.75% 6/15/10	11,464,000	11,464,000
		106,739,290
Entertainment/Film - 0.3%
Cinemark, Inc. 0% 3/15/14 (c)	7,415,000	5,097,813
Environmental - 1.1%
Allied Waste North America, Inc.:
5.75% 2/15/11	6,985,000	6,600,825
6.375% 4/15/11	3,890,000	3,812,200
8.5% 12/1/08	3,690,000	3,994,425
8.875% 4/1/08	3,725,000	4,060,250
		18,467,700
Food and Drug Retail - 2.1%
Ahold Finance USA, Inc.:
6.25% 5/1/09	6,415,000	6,703,675
8.25% 7/15/10	10,670,000	11,950,400
Jean Coutu Group, Inc.:
7.625% 8/1/12 (d)	1,440,000	1,465,200
8.5% 8/1/14 (d)	3,200,000	3,168,000

	Principal Amount	Value
Rite Aid Corp.:
6.875% 8/15/13	$ 4,665,000	$ 4,070,213
8.125% 5/1/10	1,120,000	1,170,400
9.25% 6/1/13	2,475,000	2,536,875
9.5% 2/15/11	4,655,000	5,097,225
		36,161,988
Food/Beverage/Tobacco - 1.8%
Del Monte Corp.:
8.625% 12/15/12	3,375,000	3,763,125
9.25% 5/15/11	4,215,000	4,657,575
Dole Food Co., Inc. 7.25% 6/15/10	8,125,000	8,267,188
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	2,180,000	2,234,500
Smithfield Foods, Inc.:
7.625% 2/15/08	1,800,000	1,921,500
7.75% 5/15/13	3,935,000	4,249,800
8% 10/15/09	1,510,000	1,657,225
Swift & Co. 10.125% 10/1/09	3,685,000	4,071,925
		30,822,838
Gaming - 3.7%
Chumash Casino & Resort Enterprise 9% 7/15/10 (d)(g)	2,760,000	3,063,600
Mandalay Resort Group:
9.375% 2/15/10	4,655,000	5,318,338
10.25% 8/1/07	3,125,000	3,539,063
MGM MIRAGE:
6% 10/1/09	3,820,000	3,858,200
6% 10/1/09 (d)	6,960,000	7,029,600
6.75% 9/1/12 (d)	6,750,000	6,978,150
6.875% 2/6/08	940,000	1,022,250
8.5% 9/15/10	4,125,000	4,692,188
Mohegan Tribal Gaming Authority 6.375% 7/15/09	4,355,000	4,518,313
MTR Gaming Group, Inc. 9.75% 4/1/10	3,605,000	3,929,450
Park Place Entertainment Corp. 7.875% 3/15/10	4,825,000	5,428,125
Seneca Gaming Corp. 7.25% 5/1/12 (d)	4,360,000	4,490,800
Venetian Casino Resort LLC/Las Vegas Sands, Inc. 11% 6/15/10	3,815,000	4,377,713
Wheeling Island Gaming, Inc. 10.125% 12/15/09	6,730,000	7,116,975
		65,362,765
Healthcare - 5.7%
AmerisourceBergen Corp.:
7.25% 11/15/12	6,070,000	6,555,600
8.125% 9/1/08	1,735,000	1,921,513
Biovail Corp. yankee 7.875% 4/1/10	6,590,000	6,721,800
Concentra Operating Corp.:
9.125% 6/1/12 (d)	800,000	876,000
9.5% 8/15/10	2,145,000	2,370,225
Fisher Scientific International, Inc.:
6.75% 8/15/14 (d)	2,510,000	2,635,500
8% 9/1/13	2,870,000	3,207,225
8.125% 5/1/12	875,000	975,625
Nonconvertible Bonds - continued
	Principal Amount	Value
Healthcare - continued
Genesis HealthCare Corp. 8% 10/15/13	$ 6,585,000	$ 7,144,725
Mariner Health Care, Inc. 8.25% 12/15/13 (d)	7,900,000	8,413,500
Omega Healthcare Investors, Inc. 7% 4/1/14 (d)	3,970,000	4,029,550
PacifiCare Health Systems, Inc. 10.75% 6/1/09	5,205,000	5,972,738
PerkinElmer, Inc. 8.875% 1/15/13	6,665,000	7,531,450
Psychiatric Solutions, Inc. 10.625% 6/15/13	6,335,000	7,174,388
Senior Housing Properties Trust 8.625% 1/15/12	8,805,000	9,795,563
Tenet Healthcare Corp.:
6.375% 12/1/11	15,925,000	14,213,063
6.5% 6/1/12	1,275,000	1,134,750
7.375% 2/1/13	4,305,000	4,003,650
UAP Holding Corp. 0% 7/15/12 (c)(d)	6,050,000	4,658,500
		99,335,365
Homebuilding/Real Estate - 4.2%
American Real Estate Partners/American Real Estate Finance Corp. 8.125% 6/1/12 (d)	11,775,000	12,393,188
Beazer Homes USA, Inc.:
6.5% 11/15/13	860,000	877,200
8.375% 4/15/12	5,975,000	6,602,375
K. Hovnanian Enterprises, Inc. 8.875% 4/1/12	2,210,000	2,475,200
KB Home:
7.75% 2/1/10	9,585,000	10,399,725
8.625% 12/15/08	1,310,000	1,480,300
Meritage Homes Corp. 7% 5/1/14	3,370,000	3,471,100
Standard Pacific Corp.:
5.125% 4/1/09	3,030,000	3,014,850
6.5% 10/1/08	2,510,000	2,610,400
6.875% 5/15/11	2,080,000	2,184,000
Technical Olympic USA, Inc.:
7.5% 3/15/11	5,110,000	5,237,750
9% 7/1/10	1,110,000	1,221,000
10.375% 7/1/12	4,125,000	4,650,938
WCI Communities, Inc.:
7.875% 10/1/13	2,285,000	2,416,388
10.625% 2/15/11	2,890,000	3,265,700
William Lyon Homes, Inc.:
7.5% 2/15/14	5,985,000	6,104,700
10.75% 4/1/13	3,515,000	4,042,250
		72,447,064
Hotels - 1.2%
Grupo Posadas SA de CV 8.75% 10/4/11 (d)	4,235,000	4,324,994
Hilton Hotels Corp. 7.625% 12/1/12	800,000	934,000
Host Marriott LP 7.125% 11/1/13	8,555,000	8,961,363
La Quinta Properties, Inc. 7% 8/15/12 (d)	5,950,000	6,292,125
		20,512,482

	Principal Amount	Value
Insurance - 1.2%
Crum & Forster Holdings Corp. 10.375% 6/15/13	$ 6,290,000	$ 6,635,950
Fairfax Financial Holdings Ltd. 7.75% 4/26/12	5,825,000	5,300,750
Provident Companies, Inc. 7% 7/15/18	630,000	612,675
UnumProvident Corp.:
6.75% 12/15/28	1,600,000	1,456,000
7.375% 6/15/32	1,600,000	1,548,000
7.625% 3/1/11	5,755,000	6,143,463
		21,696,838
Leisure - 2.5%
NCL Corp. Ltd. 10.625% 7/15/14 (d)	6,945,000	7,274,888
Royal Caribbean Cruises Ltd.:
6.875% 12/1/13	3,735,000	3,959,100
8% 5/15/10	3,285,000	3,695,625
Speedway Motorsports, Inc.:
6.75% 6/1/13	3,255,000	3,393,338
6.75% 6/1/13 (d)	4,905,000	5,113,463
Town Sports International Holdings, Inc. 0% 2/1/14 (c)	3,870,000	1,954,350
Town Sports International, Inc. 9.625% 4/15/11	6,810,000	6,929,175
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10	9,820,000	11,440,300
		43,760,239
Metals/Mining - 2.1%
Century Aluminum Co. 7.5% 8/15/14 (d)	4,540,000	4,767,000
Compass Minerals International, Inc.:
0% 12/15/12 (c)	5,940,000	4,989,600
0% 6/1/13 (c)	9,470,000	7,481,300
Freeport-McMoRan Copper & Gold, Inc. 10.125% 2/1/10	10,025,000	11,328,250
Peabody Energy Corp. 6.875% 3/15/13	2,440,000	2,616,900
Wise Metals Group LLC/Alloys Finance 10.25% 5/15/12 (d)	4,815,000	4,790,925
		35,973,975
Paper - 4.4%
Abitibi-Consolidated, Inc.:
5.38% 6/15/11 (e)	5,440,000	5,487,600
7.75% 6/15/11	3,800,000	3,928,250
Bowater, Inc. 4.88% 3/15/10 (e)	4,620,000	4,620,000
Buckeye Technologies, Inc. 8.5% 10/1/13	2,825,000	3,036,875
Cellu Tissue Holdings, Inc. 9.75% 3/15/10 (d)	3,435,000	3,486,525
Georgia-Pacific Corp.:
8% 1/15/14	4,915,000	5,603,100
8% 1/15/24	5,460,000	6,176,625
8.125% 5/15/11	2,070,000	2,390,850
8.875% 2/1/10	235,000	274,950
9.375% 2/1/13	2,620,000	3,078,500
Nonconvertible Bonds - continued
	Principal Amount	Value
Paper - continued
Norske Skog Canada Ltd.:
7.375% 3/1/14	$ 4,150,000	$ 4,316,000
8.625% 6/15/11	10,765,000	11,653,113
Stone Container Corp.:
8.375% 7/1/12	8,805,000	9,773,550
9.75% 2/1/11	2,195,000	2,436,450
Tembec Industries, Inc.:
7.75% 3/15/12	1,095,000	1,105,950
8.5% 2/1/11	4,755,000	4,992,750
yankee 8.625% 6/30/09	4,700,000	4,841,000
		77,202,088
Publishing/Printing - 0.9%
Houghton Mifflin Co. 9.875% 2/1/13	3,095,000	3,249,750
The Reader's Digest Association, Inc. 6.5% 3/1/11	11,640,000	11,989,200
		15,238,950
Railroad - 1.6%
Kansas City Southern Railway Co.:
7.5% 6/15/09	13,155,000	13,418,100
9.5% 10/1/08	150,000	165,750
TFM SA de CV yankee 11.75% 6/15/09	14,915,000	14,989,575
		28,573,425
Restaurants - 0.2%
Friendly Ice Cream Corp. 8.375% 6/15/12	4,120,000	3,934,600
Services - 1.4%
Iron Mountain, Inc. 8.625% 4/1/13	3,035,000	3,308,150
United Rentals North America, Inc.:
6.5% 2/15/12	11,985,000	11,505,600
7% 2/15/14	3,050,000	2,722,125
7.75% 11/15/13	7,165,000	6,699,275
		24,235,150
Shipping - 3.9%
General Maritime Corp. 10% 3/15/13	6,380,000	7,241,300
OMI Corp. 7.625% 12/1/13	9,595,000	9,930,825
Overseas Shipholding Group, Inc. 8.25% 3/15/13	4,385,000	4,845,425
Ship Finance International Ltd. 8.5% 12/15/13	25,180,000	25,179,976
Teekay Shipping Corp. 8.875% 7/15/11	17,723,000	20,204,220
		67,401,746
Steels - 3.0%
AK Steel Corp.:
7.75% 6/15/12	2,260,000	2,209,150
7.875% 2/15/09	4,915,000	4,865,850
Allegheny Technologies, Inc. 8.375% 12/15/11	5,820,000	6,198,300
CSN Islands VII Corp. 10.75% 9/12/08 (d)	5,755,000	6,380,856
CSN Islands VIII Corp. 9.75% 12/16/13 (d)	3,100,000	3,107,750

	Principal Amount	Value
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11	$ 10,130,000	$ 11,497,550
International Steel Group, Inc. 6.5% 4/15/14 (d)	6,515,000	6,515,000
Ispat Inland ULC 9.75% 4/1/14	10,260,000	11,286,000
		52,060,456
Super Retail - 1.5%
Asbury Automotive Group, Inc.:
8% 3/15/14	2,910,000	2,844,525
9% 6/15/12	9,895,000	10,365,013
Barneys, Inc. 9% 4/1/08	3,750,000	3,909,375
Blockbuster, Inc. 9% 9/1/12 (d)	1,525,000	1,574,563
NBC Acquisition Corp. 0% 3/15/13 (c)	665,000	465,500
Nebraska Book Co., Inc. 8.625% 3/15/12	2,530,000	2,517,350
Sonic Automotive, Inc. 8.625% 8/15/13	5,130,000	5,412,150
		27,088,476
Supermarkets - 0.6%
Stater Brothers Holdings, Inc.:
5.38% 6/15/10 (e)	5,470,000	5,552,050
8.125% 6/15/12	4,185,000	4,373,325
		9,925,375
Technology - 4.7%
Celestica, Inc. 7.875% 7/1/11	12,070,000	12,582,975
Electronic Data Systems Corp. 6% 8/1/13	3,195,000	3,222,547
Flextronics International Ltd. 6.5% 5/15/13	8,945,000	9,123,900
Freescale Semiconductor, Inc.:
4.38% 7/15/09 (d)(e)	4,460,000	4,593,800
6.875% 7/15/11 (d)	7,415,000	7,693,063
7.125% 7/15/14 (d)	1,585,000	1,648,400
Lucent Technologies, Inc.:
5.5% 11/15/08	5,960,000	5,930,200
6.45% 3/15/29	4,845,000	3,900,225
United Agriculture Products, Inc. 8.25% 12/15/11 (d)	5,470,000	5,880,250
Xerox Corp.:
6.875% 8/15/11	13,305,000	13,903,725
7.2% 4/1/16	1,555,000	1,593,875
7.625% 6/15/13	11,340,000	12,247,200
		82,320,160
Telecommunications - 7.1%
Alaska Communications Systems Holdings, Inc. 9.375% 5/15/09	3,825,000	3,614,625
Empresa Brasileira de Telecomm SA 11% 12/15/08	5,405,000	5,986,038
Eschelon Operating Co. 8.375% 3/15/10	1,670,000	1,336,000
Innova S. de R.L. 9.375% 9/19/13	9,160,000	10,007,300
Millicom International Cellular SA 10% 12/1/13 (d)	16,275,000	16,275,000
Nextel Communications, Inc.:
5.95% 3/15/14	2,885,000	2,820,088
6.875% 10/31/13	16,920,000	17,533,350
Nonconvertible Bonds - continued
	Principal Amount	Value
Telecommunications - continued
PanAmSat Corp. 9% 8/15/14 (d)	$ 12,180,000	$ 12,697,650
Qwest Capital Funding, Inc. 7% 8/3/09	4,405,000	4,052,600
Qwest Corp.:
7.875% 9/1/11 (d)	1,570,000	1,640,650
9.125% 3/15/12 (d)	16,255,000	17,880,500
Qwest Services Corp.:
14% 12/15/10 (d)(e)	4,345,000	5,094,513
14.5% 12/15/14 (d)(e)	4,610,000	5,578,100
Rogers Wireless, Inc. 9.625% 5/1/11	8,070,000	8,977,875
U.S. West Capital Funding, Inc. 6.375% 7/15/08	3,985,000	3,676,163
U.S. West Communications:
7.2% 11/10/26	1,905,000	1,662,113
7.5% 6/15/23	4,535,000	4,138,188
		122,970,753
Textiles & Apparel - 0.4%
Levi Strauss & Co. 12.25% 12/15/12	7,210,000	7,642,600
TOTAL NONCONVERTIBLE BONDS (Cost $1,577,069,033)		1,633,819,215
Commercial Mortgage Securities - 0.3%

Banc of America Commercial Mortgage, Inc. Series 2003-2:
Class BWD, 6.947% 10/11/37 (d)	616,000	607,697
Class BWE, 7.226% 10/11/37 (d)	833,000	821,407
Class BWF, 7.55% 10/11/37 (d)	735,376	724,725
Class BWG, 8.155% 10/11/37 (d)	711,258	694,362
Class BWH, 9.073% 10/11/37 (d)	372,000	368,802
Class BWJ, 9.99% 10/11/37 (d)	615,000	608,658
Class BWK, 10.676% 10/11/37 (d)	479,000	472,261
Class BWL, 10.1596% 10/11/37 (d)	799,000	726,307
LB Multi-family Mortgage Trust Series 1991-4 Class A1, 6.9938% 4/25/21 (d)(e)	258,616	230,168
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $5,102,087)		5,254,387
Common Stocks - 0.2%
	Shares
Chemicals - 0.1%
HMP Equity Holdings Corp. warrants 5/15/11 (a)(d)	4,800	1,104,000

	Shares	Value
Homebuilding/Real Estate - 0.0%
Swerdlow Real Estate Group LLC (a)(f)	159,600	$ 377,326
Super Retail - 0.0%
Barneys, Inc. warrants 4/1/08 (a)	5,020	306,220
Textiles & Apparel - 0.1%
Arena Brands Holding Corp. Class B (f)	48,889	506,001
TOTAL COMMON STOCKS (Cost $5,194,504)		2,293,547
Nonconvertible Preferred Stocks - 0.1%

Broadcasting - 0.1%
Granite Broadcasting Corp. 12.75% pay-in-kind (a) (Cost $3,248,350)	5,005	2,277,275
Floating Rate Loans - 3.0%
	Principal Amount
Cable TV - 0.9%
Hilton Head Communications LP Tranche B term loan 6% 3/31/08 (e)	$ 7,000,000	6,798,750
NTL Investment Holdings Ltd. Tranche B term loan 4.6267% 6/13/12 (e)	3,850,000	3,888,500
Olympus Cable Holdings LLC Tranche A term loan 6% 6/30/10 (e)	5,500,000	5,390,000
		16,077,250
Electric Utilities - 1.1%
Allegheny Energy Supply Co. LLC Tranche C term loan 5.704% 6/8/11 (e)	4,378,028	4,432,753
Astoria Energy LLC term loan:
6.9906% 4/15/12 (e)	5,200,000	5,278,000
10.725% 4/15/12 (e)	3,340,000	3,431,850
Riverside Energy Center LLC:
term loan 6.02% 6/24/11 (e)	6,415,389	6,447,466
Credit-Linked Deposit 6.02% 6/24/11 (e)	284,611	286,034
		19,876,103
Hotels - 0.7%
Wyndham International, Inc. term loan:
6.5% 6/30/06 (e)	10,333,909	10,256,405
7.5% 4/1/06 (e)	2,073,411	2,068,227
		12,324,632
Telecommunications - 0.3%
Qwest Corp. Tranche B term loan 6.95% 6/30/10 (e)	4,500,000	4,443,750
TOTAL FLOATING RATE LOANS (Cost $50,531,933)		52,721,735
Money Market Funds - 2.0%
	Shares	Value
Fidelity Cash Central Fund, 1.74% (b) (Cost $35,360,041)	35,360,041	$ 35,360,041
Cash Equivalents - 0.3%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 1.77%, dated 9/30/04 due 10/1/04) (Cost $5,495,000)	$ 5,495,270	5,495,000
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $1,682,000,948)	1,737,221,200
NET OTHER ASSETS - 0.3%	5,653,999
NET ASSETS - 100%	$ 1,742,875,199
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $381,805,078 or 21.9% of net assets.

(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $883,327 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Arena Brands Holding Corp. Class B	6/18/97	$ 1,974,627
Swerdlow Real Estate Group LLC	1/15/99	$ 7,697,348
(g) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
Income Tax Information

At September 30, 2004, the aggregate cost of investment securities for income tax purposes was $1,677,752,401. Net unrealized appreciation aggregated $59,468,799, of which $81,316,714 related to appreciated investment securities and $21,847,915 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Money Market Portfolio

September 30, 2004

1.807728.100

VMM-QTLY-1104

Investments September 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 0.7%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value
Bell Trace Obligated Group
10/07/04	1.92% (b)	$ 11,600,000	$ 11,600,000
TOTAL CORPORATE BONDS	11,600,000
Certificates of Deposit - 21.3%
Domestic Certificates Of Deposit - 0.9%
Washington Mutual Bank
11/12/04	1.65	3,000,000	3,000,000
Washington Mutual Bank, California
1/27/05	1.90	7,000,000	7,000,227
Washington Mutual Bank, Seattle
11/10/04	1.65	5,000,000	5,000,000
			15,000,227
London Branch, Eurodollar, Foreign Banks - 6.5%
Barclays Bank PLC
2/28/05	1.93	25,000,000	25,000,000
Calyon
2/22/05	1.87	15,000,000	15,000,000
Dresdner Bank AG
2/1/05	2.02	15,000,000	15,000,000
ING Bank NV
1/4/05	1.98	15,000,000	15,000,000
Nordea Bank Finland PLC
11/9/04	1.61	15,000,000	15,000,000
Societe Generale
3/7/05	2.00	20,000,000	20,000,000
			105,000,000
New York Branch, Yankee Dollar, Foreign Banks - 13.9%
Bank of Scotland Treasury Services
11/29/04	1.71 (b)	5,000,000	4,999,821
BNP Paribas SA
10/22/04	1.74 (b)	10,000,000	9,996,360
2/14/05	1.95	15,000,000	15,000,000
Canadian Imperial Bank of Commerce
10/15/04	1.81 (b)	20,000,000	20,000,000
10/28/04	1.79 (b)	25,000,000	24,997,488
10/29/04	1.78 (b)	10,000,000	9,998,197
Credit Agricole Indosuez
10/22/04	1.63 (b)	5,000,000	5,001,476
Deutsche Bank AG
12/3/04	1.76 (b)	15,000,000	15,000,000
HBOS Treasury Services PLC
12/4/04	1.77 (b)	20,000,000	20,000,000

Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value
Landesbank Baden-Wuerttemberg
11/26/04	1.68% (b)	$ 15,000,000	$ 14,997,090
12/6/04	1.75 (b)	5,000,000	4,999,349
Societe Generale
10/1/04	1.59 (b)	15,000,000	15,000,000
10/8/04	1.65 (b)	5,000,000	4,999,344
10/18/04	1.74 (b)	15,000,000	14,996,172
UBS AG
10/5/04	1.52 (b)	20,000,000	19,992,364
Unicredito Italiano Spa
10/27/04	1.59 (b)	15,000,000	14,996,289
11/12/04	1.61 (b)	10,000,000	9,997,131
			224,971,081
TOTAL CERTIFICATES OF DEPOSIT			344,971,308
Commercial Paper - 12.7%

Bank of America Corp.
11/8/04	1.61	10,000,000	9,983,111
3/16/05	2.06	20,000,000	19,811,867
Bradford & Bingley PLC
10/25/04	1.82	5,000,000	4,993,933
Comcast Corp.
10/14/04	2.07 (a)	2,000,000	1,998,505
DaimlerChrysler NA Holding Corp.
10/19/04	1.89	5,000,000	4,995,275
10/27/04	1.91	5,000,000	4,993,103
Dorada Finance, Inc.
3/10/05	2.04 (a)	5,000,000	4,955,111
3/14/05	2.03 (a)	15,000,000	14,862,650
Dresdner U.S. Finance, Inc.
1/24/05	1.98	5,000,000	4,968,575
Edison Asset Securitization LLC
11/10/04	1.62	10,000,000	9,982,111
Ford Motor Credit Co.
10/1/04	1.77	5,000,000	5,000,000
10/13/04	1.84	10,000,000	9,993,867
General Electric Capital Corp.
2/1/05	1.90	15,000,000	14,903,650
2/10/05	1.87	15,000,000	14,898,250
2/11/05	1.87	10,000,000	9,931,653
Grampian Funding Ltd.
2/10/05	1.97	10,000,000	9,928,500
Motown Notes Program
10/12/04	1.56	10,000,000	9,995,264
11/8/04	1.65	20,000,000	19,965,378
11/8/04	1.68	10,000,000	9,982,372
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value
Paradigm Funding LLC
10/7/04	1.66% (b)	$ 5,000,000	$ 4,999,739
2/24/05	1.94	15,000,000	14,883,200
TOTAL COMMERCIAL PAPER			206,026,114
Federal Agencies - 22.8%

Fannie Mae - 10.2%
Agency Coupons - 9.0%
10/7/04	1.58 (b)	21,000,000	20,981,643
2/15/05	1.40	5,000,000	5,000,000
2/23/05	1.33	20,000,000	20,000,000
2/25/05	1.40	25,000,000	25,000,000
3/29/05	1.40	15,000,000	15,000,000
5/4/05	1.54	20,000,000	20,000,000
5/13/05	1.59	20,000,000	20,000,000
5/16/05	1.63	5,000,000	5,000,000
6/3/05	1.84	5,000,000	5,000,000
9/12/05	2.31	10,000,000	10,000,000
			145,981,643
Discount Notes - 1.2%
11/10/04	1.51	3,915,000	3,908,475
2/9/05	1.85	15,000,000	14,900,113
			18,808,588
			164,790,231
Federal Home Loan Bank - 11.7%
Agency Coupons - 11.7%
2/25/05	1.40	25,000,000	25,000,000
2/25/05	1.82	5,000,000	4,991,731
3/1/05	1.49	5,000,000	5,000,000
3/11/05	1.44	35,000,000	35,000,000
4/1/05	1.40	55,000,000	55,000,003
4/1/05	1.45	10,240,000	10,237,509
4/27/05	1.30	10,000,000	10,000,000
4/27/05	1.74	5,000,000	4,987,688
4/28/05	1.35	5,000,000	5,000,000
4/29/05	2.03	5,000,000	4,980,720
5/2/05	1.92	5,000,000	4,984,193
5/3/05	1.37	20,000,000	20,000,000
5/16/05	1.65	5,000,000	5,000,000
			190,181,844
Freddie Mac - 0.9%
Discount Notes - 0.9%
2/15/05	1.84	15,000,000	14,896,108
TOTAL FEDERAL AGENCIES			369,868,183
Master Notes - 3.9%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value
General Motors Acceptance Corp. Mortgage Credit
10/1/04	2.15% (b)(e)	$ 15,000,000	$ 15,000,000
Goldman Sachs Group, Inc.
10/8/04	1.60 (b)(e)	7,000,000	7,000,000
11/26/04	1.81 (b)(e)	36,000,000	36,000,000
4/12/05	2.12 (e)	5,000,000	5,000,000
TOTAL MASTER NOTES			63,000,000
Medium-Term Notes - 20.2%

American Express Credit Corp.
10/5/04	1.75 (b)	10,000,000	10,000,936
Bank of New York Co., Inc.
10/27/04	1.86 (a)(b)	15,000,000	15,000,000
Bank of Scotland Treasury Services PLC
12/14/04	1.92 (a)(b)	10,000,000	10,002,896
Bayerische Landesbank Girozentrale
11/19/04	1.68 (b)	15,000,000	15,000,000
BellSouth Telecommunications
12/4/04	1.88 (b)	5,000,000	5,000,000
Beta Finance, Inc./Beta Finance Corp.
10/12/04	1.72 (a)(b)	10,000,000	10,000,607
CC USA, Inc.
10/15/04	1.74 (a)(b)	10,000,000	10,000,755
Citigroup Global Markets Holdings, Inc.
12/6/04	1.88 (b)	5,000,000	5,003,849
Descartes Funding Trust
10/15/04	1.76 (b)	5,000,000	5,000,000
General Electric Capital Corp.
10/11/04	1.84 (b)	25,000,000	25,000,000
10/18/04	1.87 (b)	20,000,000	20,000,000
HBOS Treasury Services PLC
12/24/04	1.96 (b)	20,000,000	20,000,000
Morgan Stanley
10/1/04	1.89 (b)	2,000,000	2,000,000
10/4/04	1.69 (b)	5,000,000	5,000,000
10/15/04	1.76 (b)	5,000,000	5,000,000
10/15/04	1.88 (b)	25,000,000	25,006,447
10/27/04	1.85 (b)	11,000,000	11,000,462
National City Bank
12/1/04	1.71 (b)	10,000,000	9,998,003
RACERS
10/22/04	1.83 (a)(b)	15,000,000	15,000,000
Medium-Term Notes - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value
SouthTrust Bank, Alabama
11/2/04	1.75% (b)	$ 25,000,000	$ 25,015,108
Verizon Global Funding Corp.
12/15/04	1.99 (b)	50,000,000	50,000,251
Wells Fargo & Co.
10/15/04	1.73 (b)	15,000,000	15,000,000
Westpac Banking Corp.
12/13/04	1.79 (b)	10,000,000	9,997,872
12/13/04	1.85 (b)	5,000,000	5,000,000
TOTAL MEDIUM-TERM NOTES			328,027,186
Short-Term Notes - 5.1%

Jackson National Life Insurance Co.
10/1/04	1.74 (b)(e)	7,000,000	7,000,000
Metropolitan Life Insurance Co.
10/1/04	1.79 (b)(e)	10,000,000	10,000,000
10/28/04	1.88 (a)(b)	5,000,000	5,000,000
11/1/04	1.85 (b)(e)	5,000,000	5,000,000
Monumental Life Insurance Co.
10/1/04	1.79 (b)(e)	5,000,000	5,000,000
10/1/04	1.82 (b)(e)	5,000,000	5,000,000
New York Life Insurance Co.
10/1/04	1.73 (b)(e)	30,000,000	30,000,000
Pacific Life Insurance Co.
12/10/04	2.01 (b)(e)	5,000,000	5,000,000
Transamerica Occidental Life Insurance Co.
11/1/04	1.86 (b)(e)	10,000,000	10,000,000
TOTAL SHORT-TERM NOTES			82,000,000
Municipal Securities - 1.9%
New York State Hsg. Fin. Svc. Contract Rev. Series 2003 H, 1.84%, LOC Dexia Cr. Local de France, VRDN (b)	11,000,000	11,000,000
San Jose Redev. Agcy. Rev. Series A, 1.84%, LOC JPMorgan Chase Bank, VRDN (b)(c)	11,250,000	11,250,000
West Baton Rouge Parish Indl. District #3 Rev. Bonds (Dow Chemical Co. Proj.) Series 1995, 1.75% tender 10/8/04, CP mode	9,400,000	9,400,000
TOTAL MUNICIPAL SECURITIES	31,650,000
Repurchase Agreements - 13.2%
	Maturity Amount	Value
In a joint trading account (Collateralized by U.S. Government Obligations) dated 9/30/04 due 10/1/04 At 1.9%	$ 954,050	$ 954,000
With:
Banc of America Securities LLC At 1.93%, dated 9/30/04 due 10/1/04 (Collateralized by Mortgage Loan Obligations with principal amounts of $53,068,081, 2.66% - 6%, 8/25/34 - 4/25/44)	51,002,734	51,000,000
Deutsche Bank Securities, Inc. At 2.01%, dated 9/30/04 due 10/1/04 (Collateralized by Corporate Obligations with principal amounts of $46,199,253, 4.27% - 10%, 3/1/08 - 5/25/34)	39,002,178	39,000,000
Goldman Sachs & Co. At:
1.87%, dated 9/22/04 due 11/12/04 (Collateralized by Mortgage Loan Obligations with principal amounts of $15,737,554, 4.76%, 5/25/34)	15,039,738	15,000,000
1.9%, dated 9/22/04 due 11/12/04 (Collateralized by Corporate Obligations with principal amounts of $5,100,771, 4.38%, 8/25/32)	5,013,458	5,000,000
1.95%, dated 9/30/04 due 10/1/04 (Collateralized by Commercial Paper Obligations with principal amounts of $12,301,508, 1.98%, 10/1/04)	12,000,648	12,000,000
J.P. Morgan Securities, Inc. At 1.88%, dated 9/22/04 due 11/12/04 (Collateralized by Corporate Obligations with principal amounts of $36,290,000, 3.8% - 8.88%, 4/1/08 - 5/15/10)	37,098,543	37,000,000
Lehman Brothers, Inc. At 2.03%, dated 7/22/04 due 10/20/04 (Collateralized by Corporate Obligations with principal amounts of $4,630,000, 6.38% - 7.13%, 5/1/09 - 5/15/25) (b)(d)	5,025,375	5,000,000
Repurchase Agreements - continued
	Maturity Amount	Value
With: - continued
Merrill Lynch, Pierce, Fenner & Smith At 2.03%, dated 8/9/04 due 11/8/04 (Collateralized by Corporate Obligations with principal amounts of $26,446,000, 7.35% - 8.1%, 5/15/07 - 8/3/09) (b)(d)	$ 25,128,285	$ 25,000,000
Morgan Stanley & Co. At 1.88%, dated 9/22/04 due 11/12/04 (Collateralized by Corporate Obligations with principal amounts of $45,252,566, 5.5% - 9.79%, 5/26/33 - 5/25/34)	25,066,583	25,000,000
TOTAL REPURCHASE AGREEMENTS		214,954,000
TOTAL INVESTMENT PORTFOLIO - 101.8%	1,652,096,791
NET OTHER ASSETS - (1.8)%	(29,407,407)
NET ASSETS - 100%	$ 1,622,689,384
Total Cost for Federal Income Tax Purposes $ 1,652,096,791
Security Type Abbreviations
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $86,820,524 or 5.4% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) The maturity amount is based on the rate at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $140,000,000 or 8.6% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
General Motors Acceptance Corp. Mortgage Credit 2.15%, 10/1/04	9/1/04	$ 15,000,000
Goldman Sachs Group, Inc.: 1.6%, 10/8/04	7/8/04	$ 7,000,000
1.81%, 11/26/04	8/26/04	$ 36,000,000
2.12%, 4/12/05	9/14/04	$ 5,000,000
Jackson National Life Insurance Co. 1.74%, 10/1/04	3/31/03	$ 7,000,000
Metropolitan Life Insurance Co.: 1.79%, 10/1/04	3/26/02	$ 10,000,000
1.85%, 11/1/04	2/24/03	$ 5,000,000
Monumental Life Insurance Co.: 1.79%, 10/1/04	9/17/98	$ 5,000,000
1.82%, 10/1/04	3/12/99	$ 5,000,000
New York Life Insurance Co. 1.73%, 10/1/04	2/28/02 - 12/19/02	$ 30,000,000
Pacific Life Insurance Co 2.01%, 12/10/04	3/10/03	$ 5,000,000
Transamerica Occidental Life Insurance Co. 1.86%, 11/1/04	4/28/00	$ 10,000,000

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Overseas Portfolio

September 30, 2004

1.808774.100

VIPOVRS-QTLY-1104

Investments September 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.5%
	Shares	Value
Australia - 1.8%
CSL Ltd.	698,840	$ 14,445,680
News Corp. Ltd. sponsored ADR	693,600	21,730,488
TOTAL AUSTRALIA		36,176,168
Belgium - 0.2%
Fortis	215,200	5,127,651
Bermuda - 0.1%
Golar LNG Ltd. (a)	101,400	1,602,517
Brazil - 3.0%
Aracruz Celulose SA sponsored ADR	262,700	8,700,624
Banco Bradesco SA sponsored ADR	163,000	8,590,100
Banco Itau Holding Financeira SA sponsored ADR	133,900	7,431,450
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	304,300	8,033,520
Tele Nordeste Celular Participacoes SA sponsored ADR	11,055	292,193
Tele Norte Leste Participacoes SA ADR	473,600	6,265,728
Telebras sponsored ADR	221,100	6,080,250
Uniao de Bancos Brasileiros SA (Unibanco) GDR	355,000	8,601,650
Votorantim Celulose e Papel SA sponsored ADR	254,900	8,806,795
TOTAL BRAZIL		62,802,310
Canada - 3.2%
Alcan, Inc.	62,800	3,011,215
Canadian Natural Resources Ltd.	134,300	5,375,193
Celestica, Inc. (sub. vtg.) (a)	311,800	3,966,229
EnCana Corp.	386,000	17,850,684
Nortel Networks Corp. (a)	721,300	2,452,420
Research in Motion Ltd. (a)	86,800	6,627,551
Talisman Energy, Inc.	921,800	23,955,476
Tembec, Inc. (a)	304,500	2,015,118
TOTAL CANADA		65,253,886
China - 0.6%
BYD Co. Ltd. (H Shares)	683,600	2,077,838
China Telecom Corp. Ltd. sponsored ADR	200,280	6,469,044
Global Bio-Chem Technology Group Co. Ltd.	4,130,000	3,151,580
Global Bio-Chem Technology Group Co. Ltd. warrants 5/31/07 (a)	516,250	34,429
People's Food Holdings Ltd.	1,700,000	1,170,639
TOTAL CHINA		12,903,530
Denmark - 0.6%
Coloplast AS Series B	27,200	2,631,906
Danske Bank AS	163,300	4,298,230
Novo Nordisk AS Series B	110,100	6,035,095
TOTAL DENMARK		12,965,231

	Shares	Value
Finland - 0.5%
Nokia Corp.	682,200	$ 9,359,784
France - 8.6%
Accor SA	142,182	5,548,534
Alcatel SA sponsored ADR (a)	1,111,800	13,041,414
AXA SA	710,604	14,411,049
BNP Paribas SA	376,602	24,353,797
Credit Agricole SA	113,400	3,096,892
Dassault Systemes SA	113,914	5,329,379
France Telecom SA	709,661	17,741,525
L'Oreal SA	81,395	5,339,504
Lagardere S.C.A. (Reg.)	41,700	2,589,795
Pernod-Ricard	95,000	12,629,380
Sanofi-Aventis sponsored ADR	518,200	18,971,302
Television Francaise 1 SA	96,500	2,740,969
Total SA Series B	229,800	46,957,332
Vivendi Universal SA sponsored ADR (a)	150,800	3,880,084
TOTAL FRANCE		176,630,956
Germany - 10.7%
Adidas-Salomon AG	75,759	10,584,931
Allianz AG (Reg.)	350,800	35,290,480
BASF AG	298,725	17,609,839
Bayerische Motoren Werke AG (BMW)	280,134	11,531,201
Deutsche Bank AG (NY Shares)	56,700	4,078,998
Deutsche Boerse AG	240,939	12,201,004
Deutsche Telekom AG sponsored ADR (a)	4,083,400	76,196,244
E.ON AG	72,544	5,346,493
Fresenius Medical Care AG	91,100	6,985,582
Infineon Technologies AG sponsored ADR (a)	662,200	6,767,684
RWE AG	164,060	7,850,883
SAP AG sponsored ADR	194,400	7,571,880
Siemens AG sponsored ADR	259,800	19,147,260
TOTAL GERMANY		221,162,479
Hong Kong - 1.3%
Hong Kong Exchanges & Clearing Ltd.	1,952,000	4,443,646
Hutchison Whampoa Ltd.	950,600	7,436,849
Techtronic Industries Co. Ltd.	6,544,000	12,882,881
Television Broadcasts Ltd.	511,000	2,287,218
TOTAL HONG KONG		27,050,594
India - 3.0%
Bank of Baroda	382,584	1,404,654
Cipla Ltd.	1,160,697	7,488,245
Dr. Reddy's Laboratories Ltd.	151,900	2,437,807
HDFC Bank Ltd.	46,960	410,970
Housing Development Finance Corp. Ltd.	1,107,583	14,754,110
I-Flex Solutions Ltd.	516,538	7,156,865
Infosys Technologies Ltd.	346,252	12,780,456
Reliance Industries Ltd.	367,900	4,147,935
Common Stocks - continued
	Shares	Value
India - continued
Satyam Computer Services Ltd.	1,219,887	$ 10,035,818
State Bank of India	179,400	1,969,866
TOTAL INDIA		62,586,726
Italy - 1.0%
ENI Spa	880,486	19,775,716
Japan - 17.3%
Advantest Corp.	121,000	7,203,363
Aeon Co. Ltd.	450,000	7,255,623
Aeon Co. Ltd. New (a)	330,100	5,268,399
Canon, Inc.	221,500	10,445,940
Daiwa Securities Group, Inc.	2,415,000	15,320,790
Electric Power Development Co. Ltd. (a)	18,800	461,350
FamilyMart Co. Ltd.	276,700	7,431,479
Honda Motor Co. Ltd.	210,200	10,240,944
Ito Yokado Ltd.	327,300	11,244,662
JAFCO Co. Ltd.	247,800	13,062,849
KDDI Corp.	4,054	19,712,701
Kyocera Corp.	137,700	9,694,080
Mitsubishi Tokyo Financial Group, Inc. (MTFG)	2,184	18,214,559
Mizuho Financial Group, Inc.	5,570	20,958,690
Murata Manufacturing Co. Ltd.	181,500	8,743,013
Nikko Cordial Corp.	3,760,000	15,275,800
Nitto Denko Corp.	109,100	5,027,375
Nomura Holdings, Inc.	1,940,000	25,045,399
ORIX Corp.	92,700	9,520,654
Ricoh Co. Ltd.	608,000	11,466,484
Rohm Co. Ltd.	84,800	8,539,731
Softbank Corp.	310,000	14,397,636
Sumitomo Electric Industries Ltd.	852,000	7,573,333
Sumitomo Mitsui Financial Group, Inc.	5,585	31,979,549
TDK Corp.	98,500	6,571,143
Tokyo Electron Ltd.	334,100	16,306,448
Toyota Motor Corp.	631,800	24,128,441
UFJ Holdings, Inc. (a)	2,462	10,807,961
Yahoo Japan Corp. (a)	667	2,970,507
Yahoo Japan Corp. New (a)	667	2,946,258
TOTAL JAPAN		357,815,161
Korea (South) - 4.8%
Honam Petrochemical Corp.	263,730	10,443,840
Hyundai Motor Co. Ltd.	66,243	3,054,712
Hyundai Motor Co. Ltd. GDR (d)	1	23
Kookmin Bank (a)	323,810	10,249,994
LG Electronics, Inc.	434,760	24,994,439
LG Petrochemical Co. Ltd.	178,050	3,958,383
Samsung Electro-Mechanics Co. Ltd. (a)	183,200	4,693,354
Samsung Electronics Co. Ltd.	86,670	34,472,287
Shinhan Financial Group Co. Ltd.	414,900	7,170,217
TOTAL KOREA (SOUTH)		99,037,249

	Shares	Value
Malaysia - 0.1%
Public Bank BHD (For. Reg.)	941,650	$ 1,759,399
Netherlands - 5.5%
Aegon NV	611,300	6,598,646
ASML Holding NV (a)	2,766,439	35,604,070
Buhrmann NV	326,100	2,461,615
EADS NV	105,300	2,793,187
ING Groep NV (Certificaten Van Aandelen)	926,624	23,425,055
Koninklijke Ahold NV (a)	406,700	2,598,813
Koninklijke KPN NV	845,606	6,341,122
Randstad Holdings NV	82,500	2,991,729
Unilever NV (NY Shares)	154,100	8,906,980
VNU NV	547,525	14,094,673
Wolters Kluwer NV (Certificaten Van Aandelen)	514,275	8,665,935
TOTAL NETHERLANDS		114,481,825
Portugal - 0.2%
Portugal Telecom SGPS SA (Reg.)	443,150	4,888,269
Russia - 0.2%
JSC MMC 'Norilsk Nickel' sponsored ADR	75,800	4,813,300
South Africa - 0.4%
Anglogold Ashanti Ltd. sponsored ADR	42,800	1,664,920
Harmony Gold Mining Co. Ltd. sponsored ADR	172,600	2,350,812
MTN Group Ltd.	904,583	4,318,280
TOTAL SOUTH AFRICA		8,334,012
Spain - 2.2%
Banco Bilbao Vizcaya Argentaria SA	184,900	2,551,620
Banco Popular Espanol SA (Reg.)	174,700	9,720,075
Banco Santander Central Hispano SA	1,208,868	11,822,729
Telefonica SA	1,446,462	21,692,108
TOTAL SPAIN		45,786,532
Sweden - 0.9%
Skandia Foersaekrings AB	355,200	1,405,727
Telefonaktiebolaget LM Ericsson ADR (a)	521,800	16,301,032
TOTAL SWEDEN		17,706,759
Switzerland - 7.0%
ABB Ltd. (Switzerland) (Reg.) (a)	680,513	4,164,900
Actelion Ltd. (Reg.) (a)	22,893	2,353,563
Adecco SA	200,615	9,990,065
Compagnie Financiere Richemont unit	312,115	8,661,157
Credit Suisse Group (Reg.)	618,719	19,761,885
Nestle SA (Reg.)	32,100	7,373,680
Novartis AG (Reg.)	696,074	32,485,774
Roche Holding AG (participation certificate)	242,968	25,173,987
Common Stocks - continued
	Shares	Value
Switzerland - continued
Societe Generale de Surveillance Holding SA (SGS) (Reg.)	4,450	$ 2,448,295
UBS AG (Reg.)	443,373	31,182,423
TOTAL SWITZERLAND		143,595,729
Taiwan - 2.4%
Hon Hai Precision Industries Co. Ltd.	2,110,109	7,267,670
Quanta Computer, Inc.	2,972,260	5,118,552
Taishin Financial Holdings Co. Ltd.	1,772,345	1,429,563
Taiwan Semiconductor Manufacturing Co. Ltd.	1,900,000	2,421,843
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	662,600	4,730,964
United Microelectronics Corp. (a)	32,607,360	19,677,683
United Microelectronics Corp. sponsored ADR (a)	1,299,624	4,392,729
Yageo Corp. (a)	9,414,000	3,533,368
TOTAL TAIWAN		48,572,372
United Kingdom - 17.1%
3i Group PLC	663,873	6,682,504
Abbey National PLC	616,800	6,258,966
AstraZeneca PLC (United Kingdom)	497,100	20,445,723
BHP Billiton PLC	1,008,495	10,626,583
BP PLC	3,010,406	28,864,776
British Sky Broadcasting Group PLC (BSkyB)	310,800	2,699,065
Carphone Warehouse Group PLC	940,414	2,539,075
Dixons Group PLC	2,664,150	8,243,081
Enterprise Inns PLC	789,600	8,155,530
Hilton Group PLC	2,014,800	10,103,917
HSBC Holdings PLC (United Kingdom) (Reg.)	2,177,239	34,748,734
ITV PLC	4,352,554	8,498,291
Kesa Electricals PLC	1,433,748	7,352,405
Man Group PLC	611,067	13,165,606
mmO2 PLC (a)	2,395,800	4,265,336
Prudential PLC	874,178	7,136,164
Reckitt Benckiser PLC	331,800	8,140,765
Reuters Group PLC	1,006,400	5,680,661
Rio Tinto PLC (Reg.)	782,606	21,257,535
Royal Bank of Scotland Group PLC	243,400	7,039,205
Shire Pharmaceuticals Group PLC sponsored ADR	242,600	6,950,490
Smith & Nephew PLC	1,796,100	16,649,847
Tesco PLC	1,548,141	8,002,144
Vodafone Group PLC	34,770,825	83,832,451
William Hill PLC	189,500	1,831,951

	Shares	Value
Xstrata PLC	367,500	$ 6,049,959
Yell Group PLC	1,044,000	6,668,525
TOTAL UNITED KINGDOM		351,889,289
United States of America - 3.8%
ENSCO International, Inc.	210,900	6,890,103
Freeport-McMoRan Copper & Gold, Inc. Class B	494,700	20,035,350
Grant Prideco, Inc. (a)	255,200	5,229,048
Nabors Industries Ltd. (a)	54,800	2,594,780
Phelps Dodge Corp.	215,000	19,786,450
Pride International, Inc. (a)	175,400	3,471,166
Synthes, Inc.	77,867	8,505,612
Telewest Global, Inc. (a)	724,379	8,417,284
Weatherford International Ltd. (a)	60,800	3,102,016
TOTAL UNITED STATES OF AMERICA		78,031,809
TOTAL COMMON STOCKS (Cost $1,667,065,690)		1,990,109,253
Nonconvertible Preferred Stocks - 0.2%

Germany - 0.2%
Fresenius Medical Care AG (Cost $3,581,095)	86,470	4,715,370
Government Obligations - 0.6%
Principal Amount
Japan - 0.6%
Japan Government 0.1% 8/20/05 (Cost $12,273,615)	JPY	1,352,700,000	12,301,080
Money Market Funds - 7.4%
	Shares
Fidelity Cash Central Fund, 1.74% (b)	50,224,030	50,224,030
Fidelity Securities Lending Cash Central Fund, 1.71% (b)(c)	102,025,648	102,025,648
TOTAL MONEY MARKET FUNDS (Cost $152,249,678)		152,249,678
TOTAL INVESTMENT PORTFOLIO - 104.7% (Cost $1,835,170,078)		2,159,375,381
NET OTHER ASSETS - (4.7)%		(97,461,873)
NET ASSETS - 100%		$ 2,061,913,508
Currency Abbreviations
JPY	-	Japanese yen
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $23 or 0.0% of net assets.

Income Tax Information

At September 30, 2004, the aggregate cost of investment securities for income tax purposes was $1,851,569,795. Net unrealized appreciation aggregated $307,805,586, of which $383,178,354 related to appreciated investment securities and $75,372,768 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Value Portfolio

September 30, 2004

1.808786.100

VIPVAL-QTLY-1104

Investments September 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
CONSUMER DISCRETIONARY - 8.3%
Hotels, Restaurants & Leisure - 0.3%
Hilton Hotels Corp.	300	$ 5,652
Marriott International, Inc. Class A	190	9,872
		15,524
Internet & Catalog Retail - 0.5%
IAC/InterActiveCorp (a)	1,000	22,020
Media - 6.7%
Clear Channel Communications, Inc.	100	3,117
News Corp. Ltd. ADR	3,510	115,374
Omnicom Group, Inc.	930	67,946
Sirius Satellite Radio, Inc. (a)	500	1,600
The DIRECTV Group, Inc. (a)	800	14,072
Tribune Co.	1,220	50,203
Viacom, Inc. Class B (non-vtg.)	900	30,204
Walt Disney Co.	300	6,765
XM Satellite Radio Holdings, Inc. Class A (a)	910	28,228
		317,509
Multiline Retail - 0.3%
JCPenney Co., Inc.	400	14,112
Specialty Retail - 0.5%
Home Depot, Inc.	600	23,520
TOTAL CONSUMER DISCRETIONARY		392,685
CONSUMER STAPLES - 5.4%
Beverages - 0.0%
The Coca-Cola Co.	50	2,003
Food & Staples Retailing - 3.3%
Safeway, Inc. (a)	2,030	39,199
Wal-Mart Stores, Inc.	2,150	114,380
		153,579
Food Products - 0.9%
Hormel Foods Corp.	380	10,176
McCormick & Co., Inc. (non-vtg.)	890	30,563
		40,739
Personal Products - 0.1%
Gillette Co.	170	7,096
Tobacco - 1.1%
Altria Group, Inc.	970	45,629
Loews Corp. - Carolina Group	200	4,874
		50,503
TOTAL CONSUMER STAPLES		253,920
ENERGY - 12.1%
Energy Equipment & Services - 2.5%
ENSCO International, Inc.	1,900	62,073

	Shares	Value
Smith International, Inc. (a)	100	$ 6,073
Weatherford International Ltd. (a)	990	50,510
		118,656
Oil & Gas - 9.6%
Ashland, Inc.	990	55,519
BP PLC sponsored ADR	1,000	57,530
Burlington Resources, Inc.	2,740	111,792
Exxon Mobil Corp.	4,690	226,665
		451,506
TOTAL ENERGY		570,162
FINANCIALS - 26.5%
Capital Markets - 3.7%
Charles Schwab Corp.	800	7,352
Goldman Sachs Group, Inc.	300	27,972
Lehman Brothers Holdings, Inc.	300	23,916
Morgan Stanley	690	34,017
State Street Corp.	1,890	80,722
		173,979
Commercial Banks - 7.8%
Bank of America Corp.	3,600	155,988
Wachovia Corp.	2,130	100,004
Wells Fargo & Co.	1,880	112,104
		368,096
Consumer Finance - 1.5%
SLM Corp.	1,550	69,130
Diversified Financial Services - 4.7%
Citigroup, Inc.	2,550	112,506
J.P. Morgan Chase & Co.	2,738	108,781
		221,287
Insurance - 2.9%
AFLAC, Inc.	570	22,350
AMBAC Financial Group, Inc.	330	26,384
American International Group, Inc.	1,280	87,027
		135,761
Real Estate - 3.0%
Capital Automotive (SBI)	360	11,257
CenterPoint Properties Trust (SBI)	200	8,716
Equity Office Properties Trust	200	5,450
General Growth Properties, Inc.	1,630	50,530
Manufactured Home Communities, Inc.	2,000	66,480
		142,433
Thrifts & Mortgage Finance - 2.9%
Fannie Mae	2,200	139,480
TOTAL FINANCIALS		1,250,166
HEALTH CARE - 5.7%
Health Care Equipment & Supplies - 1.6%
Medtronic, Inc.	1,460	75,774
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - 0.4%
UnitedHealth Group, Inc.	230	$ 16,960
Pharmaceuticals - 3.7%
Bristol-Myers Squibb Co.	700	16,569
GlaxoSmithKline PLC sponsored ADR	300	13,119
Johnson & Johnson	80	4,506
Pfizer, Inc.	4,640	141,984
		176,178
TOTAL HEALTH CARE		268,912
INDUSTRIALS - 14.0%
Aerospace & Defense - 1.9%
Goodrich Corp.	680	21,325
Honeywell International, Inc.	510	18,289
Northrop Grumman Corp.	200	10,666
Precision Castparts Corp.	630	37,832
		88,112
Air Freight & Logistics - 0.9%
Ryder System, Inc.	280	13,171
United Parcel Service, Inc. Class B	370	28,090
		41,261
Commercial Services & Supplies - 0.2%
Cendant Corp.	400	8,640
Corinthian Colleges, Inc. (a)	200	2,696
		11,336
Industrial Conglomerates - 4.6%
General Electric Co.	6,510	218,606
Machinery - 2.7%
Caterpillar, Inc.	980	78,841
Dover Corp.	770	29,930
Eaton Corp.	300	19,023
		127,794
Road & Rail - 3.7%
Landstar System, Inc. (a)	1,040	61,027
Norfolk Southern Corp.	3,860	114,796
		175,823
TOTAL INDUSTRIALS		662,932
INFORMATION TECHNOLOGY - 7.9%
Communications Equipment - 0.9%
Cisco Systems, Inc. (a)	900	16,290
Nokia Corp. sponsored ADR	1,800	24,696
		40,986
Electronic Equipment & Instruments - 0.4%
Avnet, Inc. (a)	900	15,408
National Instruments Corp.	100	3,027
		18,435

	Shares	Value
Semiconductors & Semiconductor Equipment - 4.3%
Analog Devices, Inc.	1,340	$ 51,965
Applied Materials, Inc. (a)	1,720	28,363
Intel Corp.	2,400	48,144
KLA-Tencor Corp. (a)	740	30,695
National Semiconductor Corp. (a)	1,700	26,333
Novellus Systems, Inc. (a)	700	18,613
Teradyne, Inc. (a)	100	1,340
		205,453
Software - 2.3%
Microsoft Corp.	3,860	106,729
TOTAL INFORMATION TECHNOLOGY		371,603
MATERIALS - 5.7%
Chemicals - 4.7%
Air Products & Chemicals, Inc.	270	14,683
Eastman Chemical Co.	2,380	113,169
FMC Corp. (a)	1,040	50,513
Lubrizol Corp.	500	17,300
Lyondell Chemical Co.	1,000	22,460
Olin Corp.	200	4,000
		222,125
Containers & Packaging - 0.7%
Smurfit-Stone Container Corp. (a)	1,750	33,898
Metals & Mining - 0.3%
Alcoa, Inc.	200	6,718
International Steel Group, Inc.	140	4,718
		11,436
TOTAL MATERIALS		267,459
TELECOMMUNICATION SERVICES - 9.6%
Diversified Telecommunication Services - 9.5%
SBC Communications, Inc.	4,160	107,952
Sprint Corp.	6,290	126,618
Verizon Communications, Inc.	5,410	213,046
		447,616
Wireless Telecommunication Services - 0.1%
Vodafone Group PLC sponsored ADR	300	7,233
TOTAL TELECOMMUNICATION SERVICES		454,849
UTILITIES - 2.6%
Electric Utilities - 2.4%
American Electric Power Co., Inc.	150	4,794
Entergy Corp.	1,370	83,036
Exelon Corp.	710	26,050
		113,880
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities & Unregulated Power - 0.2%
Public Service Enterprise Group, Inc.	180	$ 7,668
TOTAL UTILITIES		121,548
TOTAL COMMON STOCKS (Cost $4,231,557)		4,614,236
Money Market Funds - 1.8%

Fidelity Cash Central Fund, 1.74% (b) (Cost $83,640)	83,640	83,640
Cash Equivalents - 0.6%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 1.72%, dated 9/30/04 due 10/1/04) (Cost $27,000)	$ 27,001	27,000
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $4,342,197)		4,724,876
NET OTHER ASSETS - (0.2)%		(9,899)
NET ASSETS - 100%		$ 4,714,977
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Income Tax Information

At September 30, 2004, the aggregate cost of investment securities for income tax purposes was $4,346,089. Net unrealized appreciation aggregated $378,787, of which $465,325 related to appreciated investment securities and $86,538 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	November 22, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	November 22, 2004
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	November 22, 2004